UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06292

UBS Investment Trust

______________________________________________________________________________

(Exact name of registrant as specified in charter)

787 Seventh Avenue, New York, New York 10019

______________________________________________________________________________

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 888-793-8637

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

TABLE OF CONTENTS

UBS U.S. Allocation Fund Class A - PWTAX

UBS U.S. Allocation Fund Class P - PWTYX

Semi-Annual Shareholder Report

February 28, 2025

UBS U.S. Allocation Fund

Class A

PWTAX

Fund Overview

This semi-annual shareholder report contains important information about UBS U.S. Allocation Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	1.00%

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$219,563,946
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	90%

What is the Fund’s investment objective?

Total return, consisting of long-term capital appreciation and current income.

Top 5 Equity Holdings (% of Net Assets)

Apple, Inc.	4.0%
Microsoft Corp.	3.8
NVIDIA Corp.	3.7
Amazon.com, Inc.	2.6
Meta Platforms, Inc., Class A	1.9

Top 5 Holdings (other than equities) (% of Net Assets)

Invesco S&P 500 Equal Weight ETF	3.1%
Uniform Mortgage-Backed Security, TBA, 6.000%	2.2
U.S. Treasury Bills, 4.327%, due 05/15/25	1.5
Uniform Mortgage-Backed Security, TBA, 4.500%	1.4
iShares Core S&P Mid-Cap ETF	1.3

UBS U.S. Allocation Fund

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	6.9%
Communication Services	7.6%
Financials	11.5%
Mortgage Securities	15.3%
Information Technology	18.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info.

Phone: 1-800-647 1568

UBS U.S. Allocation Fund

S1919

Class A

Semi-Annual Shareholder Report

February 28, 2025

UBS U.S. Allocation Fund

Class P

PWTYX

Fund Overview

This semi-annual shareholder report contains important information about UBS U.S. Allocation Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$37	0.73%

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$219,563,946
# of Portfolio Holdings	1,070
Portfolio Turnover Rate	90%

What is the Fund’s investment objective?

Total return, consisting of long-term capital appreciation and current income.

Top 5 Equity Holdings (% of Net Assets)

Apple, Inc.	4.0%
Microsoft Corp.	3.8
NVIDIA Corp.	3.7
Amazon.com, Inc.	2.6
Meta Platforms, Inc., Class A	1.9

Top 5 Holdings (other than equities) (% of Net Assets)

Invesco S&P 500 Equal Weight ETF	3.1%
Uniform Mortgage-Backed Security, TBA, 6.000%	2.2
U.S. Treasury Bills, 4.327%, due 05/15/25	1.5
Uniform Mortgage-Backed Security, TBA, 4.500%	1.4
iShares Core S&P Mid-Cap ETF	1.3

UBS U.S. Allocation Fund

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	6.9%
Communication Services	7.6%
Financials	11.5%
Mortgage Securities	15.3%
Information Technology	18.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info.

Phone: 1-800-647 1568

UBS U.S. Allocation Fund

S1920

Class P

(b)	Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Copy of the most recent financial statements:

UBS U.S. Allocation Fund

Semiannual Financial Statements | February 28, 2025

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Number of shares	Value
Common stocks—62.8%
Aerospace & defense—1.0%
Axon Enterprise, Inc.*	44	$23,252
Boeing Co.*	429	74,916
General Dynamics Corp.	153	38,648
General Electric Co.	642	132,881
Howmet Aerospace, Inc.	247	33,740
Huntington Ingalls Industries, Inc.	17	2,985
L3Harris Technologies, Inc.	116	23,909
Lockheed Martin Corp.	126	56,747
Northrop Grumman Corp.	2,167	1,000,590
RTX Corp.	783	104,131
Textron, Inc.	93	6,950
TransDigm Group, Inc.	553	756,062
		2,254,811
Air freight & logistics—0.0%†
CH Robinson Worldwide, Inc.	46	4,675
Expeditors International of Washington, Inc.	90	10,562
FedEx Corp.	136	35,754
United Parcel Service, Inc., Class B	421	50,112
		101,103
Automobile components—0.3%
Aptiv PLC*	11,791	767,830
BorgWarner, Inc.	252	7,502
		775,332
Automobiles—1.0%
Ford Motor Co.	3,778	36,080
General Motors Co.	986	48,442
Tesla, Inc.*	7,587	2,222,839
		2,307,361
Banks—3.2%
Bank of America Corp.	7,283	335,746
Citigroup, Inc.	2,082	166,456
Citizens Financial Group, Inc.	448	20,505
Fifth Third Bancorp	753	32,733
First Citizens BancShares, Inc., Class A	441	903,194
First Horizon Corp.	58,150	1,252,551
Huntington Bancshares, Inc.	1,568	25,825
JPMorgan Chase & Co.	3,067	811,682
KeyCorp	998	17,285
M&T Bank Corp.	184	35,276
PNC Financial Services Group, Inc.	431	82,718
Regions Financial Corp.	985	23,354
Truist Financial Corp.	1,496	69,340
U.S. Bancorp	1,669	78,276
Wells Fargo & Co.	41,215	3,227,959
		7,082,900
Beverages—0.0%†
Coca-Cola Co.	559	39,806
Constellation Brands, Inc., Class A	26	4,563
Keurig Dr. Pepper, Inc.	166	5,564
Monster Beverage Corp.*	94	5,137
	Number of shares	Value
Common stocks—(continued)
Beverages—(concluded)
PepsiCo, Inc.	197	$30,234
		85,304
Biotechnology—0.4%
AbbVie, Inc.	1,562	326,505
ABIOMED, Inc.*,1	76	133
Amgen, Inc.	480	147,869
Biogen, Inc.*	128	17,984
Gilead Sciences, Inc.	1,118	127,799
Incyte Corp.*	108	7,938
Moderna, Inc.*	318	9,845
Regeneron Pharmaceuticals, Inc.	92	64,284
Vertex Pharmaceuticals, Inc.*	223	106,993
		809,350
Broadline retail—2.6%
Amazon.com, Inc.*	26,605	5,647,710
eBay, Inc.	480	31,075
		5,678,785
Building products—0.6%
A.O. Smith Corp.	58	3,856
Allegion PLC	39	5,020
Builders FirstSource, Inc.*	72	10,007
Carrier Global Corp.	465	30,132
Hayward Holdings, Inc.*	47,556	689,086
Johnson Controls International PLC	5,898	505,223
Lennox International, Inc.	12	7,213
Masco Corp.	165	12,405
Trane Technologies PLC	139	49,164
		1,312,106
Capital markets—1.9%
Ameriprise Financial, Inc.	113	60,715
Bank of New York Mellon Corp.	799	71,071
Blackrock, Inc.	1,560	1,525,337
Blackstone, Inc.	781	125,866
Cboe Global Markets, Inc.	128	26,982
Charles Schwab Corp.	8,645	687,537
CME Group, Inc.	385	97,702
FactSet Research Systems, Inc.	47	21,702
Franklin Resources, Inc.	399	8,080
Goldman Sachs Group, Inc.	336	209,089
Intercontinental Exchange, Inc.	609	105,497
Invesco Ltd.	329	5,721
KKR & Co., Inc.	725	98,303
MarketAxess Holdings, Inc.	48	9,254
Moody's Corp.	176	88,693
Morgan Stanley	1,348	179,432
MSCI, Inc.	87	51,374
Nasdaq, Inc.	457	37,831
Northern Trust Corp.	221	24,359
Raymond James Financial, Inc.	194	30,006
S&P Global, Inc.	1,273	679,451
State Street Corp.	313	31,059

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Capital markets—(concluded)
T. Rowe Price Group, Inc.	239	$25,267
		4,200,328
Chemicals—0.7%
Air Products & Chemicals, Inc.	300	94,845
Albemarle Corp.[2]	156	12,017
Celanese Corp.	161	8,201
CF Industries Holdings, Inc.	7,375	597,523
Corteva, Inc.	937	59,012
Dow, Inc.	1,019	38,834
DuPont de Nemours, Inc.	603	49,307
Eastman Chemical Co.	141	13,797
Ecolab, Inc.	344	92,540
FMC Corp.	186	6,863
International Flavors & Fragrances, Inc.	341	27,897
Linde PLC	660	308,253
LyondellBasell Industries NV, Class A	371	28,504
Mosaic Co.	457	10,931
PPG Industries, Inc.	345	39,061
Sherwin-Williams Co.	318	115,202
		1,502,787
Commercial services & supplies—0.1%
Cintas Corp.	197	40,878
Copart, Inc.*	495	27,126
Republic Services, Inc.	121	28,679
Rollins, Inc.	124	6,496
Veralto Corp.	150	14,964
Waste Management, Inc.	213	49,582
		167,725
Communications equipment—0.2%
Arista Networks, Inc.*	1,048	97,516
Cisco Systems, Inc.	4,006	256,825
F5, Inc.*	57	16,668
Juniper Networks, Inc.	360	13,032
Motorola Solutions, Inc.	166	73,077
		457,118
Construction & engineering—0.0%†
Quanta Services, Inc.	93	24,146
Construction materials—0.3%
Martin Marietta Materials, Inc.	75	36,236
Vulcan Materials Co.	2,465	609,619
		645,855
Consumer finance—1.1%
American Express Co.	606	182,382
Capital One Financial Corp.	10,956	2,197,226
Discover Financial Services	272	53,092
Synchrony Financial	386	23,422
		2,456,122
Consumer staples distribution & retail—1.1%
Costco Wholesale Corp.	60	62,917
Kroger Co.	103	6,676
	Number of shares	Value
Common stocks—(continued)
Consumer staples distribution & retail—(concluded)
Sysco Corp.	60	$4,532
Target Corp.	61	7,579
Walmart, Inc.	23,284	2,296,035
		2,377,739
Containers & packaging—0.1%
Amcor PLC	2,002	20,260
Avery Dennison Corp.	86	16,165
Ball Corp.	401	21,129
International Paper Co.	656	36,966
Packaging Corp. of America	115	24,505
Smurfit WestRock PLC	703	36,605
		155,630
Distributors—0.0%†
Genuine Parts Co.	130	16,235
LKQ Corp.	302	12,741
Pool Corp.	32	11,104
		40,080
Diversified telecommunication services—0.2%
AT&T, Inc.	7,872	215,772
Verizon Communications, Inc.	4,641	200,027
		415,799
Electric utilities—1.3%
Alliant Energy Corp.	389	25,102
American Electric Power Co., Inc.	829	87,915
Constellation Energy Corp.	472	118,257
Duke Energy Corp.	1,195	140,401
Edison International	561	30,541
Entergy Corp.	638	55,704
Evergy, Inc.	327	22,534
Eversource Energy	552	34,781
Exelon Corp.	1,546	68,333
FirstEnergy Corp.	805	31,210
NextEra Energy, Inc.	27,776	1,949,042
NRG Energy, Inc.	296	31,290
PG&E Corp.	3,146	51,406
Pinnacle West Capital Corp.	170	15,732
PPL Corp.	1,193	42,005
Southern Co.	1,648	147,974
Xcel Energy, Inc.	907	65,395
		2,917,622
Electrical equipment—0.5%
AMETEK, Inc.	140	26,502
Eaton Corp. PLC	225	65,997
Emerson Electric Co.	326	39,645
GE Vernova, Inc.	166	55,640
Generac Holdings, Inc.*	31	4,221
Hubbell, Inc.	33	12,262
Regal Rexnord Corp.	6,536	845,758
Rockwell Automation, Inc.	64	18,378
		1,068,403

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Electronic equipment, instruments & components—0.6%
Amphenol Corp., Class A	1,251	$83,317
CDW Corp.	134	23,879
Corning, Inc.	794	39,819
Jabil, Inc.	100	15,492
Keysight Technologies, Inc.*	6,210	990,681
TE Connectivity PLC	303	46,671
Teledyne Technologies, Inc.*	53	27,296
Trimble, Inc.*	242	17,419
Zebra Technologies Corp., Class A*	56	17,643
		1,262,217
Energy equipment & services—0.1%
Baker Hughes Co.	976	43,520
Halliburton Co.	783	20,647
Schlumberger NV	1,318	54,908
		119,075
Entertainment—2.5%
Electronic Arts, Inc.	266	34,346
Liberty Media Corp.-Liberty Formula One, Class C*	8,300	800,369
Live Nation Entertainment, Inc.*	4,562	654,008
Netflix, Inc.*	462	453,019
Take-Two Interactive Software, Inc.*	9,851	2,088,215
Walt Disney Co.	11,916	1,356,041
Warner Bros Discovery, Inc.*	2,683	30,747
		5,416,745
Financial services—3.8%
Apollo Global Management, Inc.	7,825	1,168,038
Berkshire Hathaway, Inc., Class B*	7,299	3,750,445
Corpay, Inc.*	80	29,364
Fidelity National Information Services, Inc.	608	43,241
Fiserv, Inc.*	620	146,128
Global Payments, Inc.	265	27,899
Jack Henry & Associates, Inc.	74	12,845
Mastercard, Inc., Class A	4,187	2,413,010
PayPal Holdings, Inc.*	1,076	76,450
Visa, Inc., Class A	1,876	680,444
		8,347,864
Food products—0.0%†
Archer-Daniels-Midland Co.	89	4,201
Conagra Brands, Inc.	177	4,521
General Mills, Inc.	94	5,698
Kellanova	57	4,725
Kraft Heinz Co.	185	5,681
Mondelez International, Inc., Class A	208	13,360
		38,186
Gas utilities—0.0%†
Atmos Energy Corp.	260	39,554
Ground transportation—0.4%
CSX Corp.	1,090	34,891
JB Hunt Transport Services, Inc.	63	10,155
Lyft, Inc., Class A*	46,705	623,045
Norfolk Southern Corp.	139	34,159
	Number of shares	Value
Common stocks—(continued)
Ground transportation—(concluded)
Old Dominion Freight Line, Inc.	110	$19,415
Uber Technologies, Inc.*	1,247	94,784
Union Pacific Corp.	361	89,055
		905,504
Health care equipment & supplies—1.0%
Abbott Laboratories	1,544	213,088
Align Technology, Inc.*	65	12,157
Baxter International, Inc.	531	18,325
Becton Dickinson & Co.	252	56,834
Boston Scientific Corp.*	6,430	667,370
Cooper Cos., Inc.*	5,848	528,542
Dexcom, Inc.*	338	29,869
Edwards Lifesciences Corp.*	508	36,383
GE HealthCare Technologies, Inc.	399	34,853
Hologic, Inc.*	175	11,093
IDEXX Laboratories, Inc.*	73	31,909
Insulet Corp.*	64	17,425
Intuitive Surgical, Inc.*	310	177,677
Medtronic PLC	1,109	102,050
ResMed, Inc.	131	30,591
Solventum Corp.*	140	11,165
STERIS PLC	89	19,514
Stryker Corp.	302	116,629
Teleflex, Inc.	43	5,708
Zimmer Biomet Holdings, Inc.	194	20,238
		2,141,420
Health care providers & services—1.4%
Cardinal Health, Inc.	207	26,802
Cencora, Inc.	153	38,792
Centene Corp.*	436	25,358
Cigna Group	242	74,742
CVS Health Corp.	1,098	72,160
DaVita, Inc.*	40	5,915
Elevance Health, Inc.	203	80,567
HCA Healthcare, Inc.	157	48,089
Henry Schein, Inc.*	104	7,506
Humana, Inc.	102	27,583
Labcorp Holdings, Inc.	79	19,832
McKesson Corp.	112	71,709
Molina Healthcare, Inc.*	55	16,561
Quest Diagnostics, Inc.	120	20,748
UnitedHealth Group, Inc.	5,153	2,447,469
Universal Health Services, Inc., Class B	48	8,412
		2,992,245
Hotels, restaurants & leisure—1.4%
Airbnb, Inc., Class A*	583	80,961
Booking Holdings, Inc.	31	155,496
Caesars Entertainment, Inc.*	217	7,209
Carnival Corp.*	892	21,345
Chipotle Mexican Grill, Inc.*	13,567	732,211
Darden Restaurants, Inc.	110	22,051
Domino's Pizza, Inc.	33	16,160
Expedia Group, Inc.*	105	20,786

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Hotels, restaurants & leisure—(concluded)
Hilton Worldwide Holdings, Inc.	225	$59,616
Las Vegas Sands Corp.	30,586	1,367,500
Marriott International, Inc., Class A	215	60,297
McDonald's Corp.	645	198,873
MGM Resorts International*	268	9,316
Norwegian Cruise Line Holdings Ltd.*	360	8,179
Royal Caribbean Cruises Ltd.	226	55,619
Starbucks Corp.	1,014	117,431
Wynn Resorts Ltd.	75	6,699
Yum! Brands, Inc.	255	39,874
		2,979,623
Household durables—0.1%
DR Horton, Inc.	272	34,492
Garmin Ltd.	145	33,195
Lennar Corp., Class A	213	25,481
Mohawk Industries, Inc.*	38	4,468
NVR, Inc.*	3	21,737
PulteGroup, Inc.	192	19,830
		139,203
Household products—0.0%†
Church & Dwight Co., Inc.	42	4,671
Colgate-Palmolive Co.	113	10,302
Kimberly-Clark Corp.	38	5,396
Procter & Gamble Co.	332	57,715
		78,084
Independent power and renewable electricity producers—0.2%
AES Corp.	25,726	298,164
Vistra Corp.	526	70,305
		368,469
Industrial conglomerates—0.1%
3M Co.	325	50,414
Honeywell International, Inc.	367	78,131
		128,545
Industrial REITs—0.6%
Prologis, Inc.	9,991	1,238,085
Insurance—1.4%
Aflac, Inc.	535	58,566
Allstate Corp.	5,607	1,116,634
American International Group, Inc.	653	54,160
Aon PLC, Class A	233	95,325
Arch Capital Group Ltd.	413	38,372
Arthur J Gallagher & Co.	260	87,812
Assurant, Inc.	67	13,929
Brown & Brown, Inc.	258	30,583
Chubb Ltd.	402	114,763
Cincinnati Financial Corp.	165	24,389
Erie Indemnity Co., Class A	26	11,130
Everest Group Ltd.	49	17,308
Globe Life, Inc.	121	15,419
Hartford Insurance Group, Inc.	328	38,796
Loews Corp.	180	15,601
	Number of shares	Value
Common stocks—(continued)
Insurance—(concluded)
Marsh & McLennan Cos., Inc.	4,253	$1,011,534
MetLife, Inc.	608	52,397
Principal Financial Group, Inc.	232	20,657
Progressive Corp.	635	179,070
Prudential Financial, Inc.	393	45,234
Travelers Cos., Inc.	254	65,656
W.R. Berkley Corp.	322	20,312
Willis Towers Watson PLC	117	39,739
		3,167,386
Interactive media & services—4.1%
Alphabet, Inc., Class A	20,118	3,425,693
Alphabet, Inc., Class C	5,143	885,728
IAC, Inc.*	14,790	683,594
Match Group, Inc.	278	8,815
Meta Platforms, Inc., Class A	6,137	4,100,743
		9,104,573
IT services—0.3%
Accenture PLC, Class A	633	220,601
Akamai Technologies, Inc.*	149	12,021
Cognizant Technology Solutions Corp., Class A	470	39,165
EPAM Systems, Inc.*	52	10,719
Gartner, Inc.*	80	39,866
GoDaddy, Inc., Class A*	130	23,335
International Business Machines Corp.	919	231,992
VeriSign, Inc.*	78	18,555
		596,254
Leisure products—0.2%
Brunswick Corp.	8,520	518,442
Hasbro, Inc.	116	7,553
		525,995
Life sciences tools & services—1.1%
Agilent Technologies, Inc.	247	31,596
Bio-Rad Laboratories, Inc., Class A*	4,492	1,191,099
Bio-Techne Corp.	143	8,830
Charles River Laboratories International, Inc.*	38	6,282
Danaher Corp.	554	115,099
IQVIA Holdings, Inc.*	150	28,320
Mettler-Toledo International, Inc.*	22	28,000
Revvity, Inc.[2]	113	12,673
Thermo Fisher Scientific, Inc.	1,849	978,047
Waters Corp.*	56	21,131
West Pharmaceutical Services, Inc.	68	15,799
		2,436,876
Machinery—1.3%
Caterpillar, Inc.	288	99,058
Cummins, Inc.	87	32,032
Deere & Co.	144	69,234
Dover Corp.	70	13,914
Fortive Corp.	229	18,215
IDEX Corp.	61	11,854
Illinois Tool Works, Inc.	153	40,389

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Machinery—(concluded)
Ingersoll Rand, Inc.	20,861	$1,768,595
Nordson Corp.	42	8,832
Otis Worldwide Corp.	221	22,051
PACCAR, Inc.	311	33,352
Parker-Hannifin Corp.	931	622,383
Pentair PLC	106	9,985
Snap-on, Inc.	38	12,964
Stanley Black & Decker, Inc.	74	6,403
Westinghouse Air Brake Technologies Corp.	109	20,204
Xylem, Inc.	153	20,026
		2,809,491
Media—0.1%
Charter Communications, Inc., Class A*	103	37,448
Comcast Corp., Class A	4,145	148,723
Fox Corp., Class A	277	15,955
Fox Corp., Class B	92	4,974
Interpublic Group of Cos., Inc.	429	11,755
News Corp., Class A	398	11,391
News Corp., Class B2	99	3,196
Omnicom Group, Inc.	194	16,055
Paramount Global, Class B	493	5,600
		255,097
Metals & mining—0.1%
Freeport-McMoRan, Inc.	1,986	73,304
Newmont Corp.	1,580	67,687
Nucor Corp.	317	43,578
Steel Dynamics, Inc.	188	25,393
		209,962
Multi-utilities—0.2%
Ameren Corp.	394	40,015
CenterPoint Energy, Inc.	919	31,595
CMS Energy Corp.	470	34,334
Consolidated Edison, Inc.	532	54,009
Dominion Energy, Inc.	1,300	73,606
DTE Energy Co.	343	45,859
NiSource, Inc.	711	29,016
Public Service Enterprise Group, Inc.	788	63,946
Sempra	942	67,419
WEC Energy Group, Inc.	505	53,878
		493,677
Oil, gas & consumable fuels—3.1%
APA Corp.	24,240	501,768
Chevron Corp.	1,549	245,702
ConocoPhillips	1,234	122,351
Coterra Energy, Inc.	654	17,652
Devon Energy Corp.	22,699	822,158
Diamondback Energy, Inc.	175	27,818
EOG Resources, Inc.	511	64,866
EQT Corp.	572	27,553
Expand Energy Corp.	11,780	1,164,806
Exxon Mobil Corp.	6,974	776,416
Hess Corp.	243	36,192
	Number of shares	Value
Common stocks—(continued)
Oil, gas & consumable fuels—(concluded)
Kinder Morgan, Inc.	1,834	$49,701
Marathon Petroleum Corp.	289	43,402
Occidental Petroleum Corp.	628	30,672
ONEOK, Inc.	581	58,327
Phillips 66	401	52,006
Targa Resources Corp.	188	37,923
Texas Pacific Land Corp.	15	21,419
Valero Energy Corp.	298	38,958
Williams Cos., Inc.	46,639	2,713,457
		6,853,147
Passenger airlines—0.0%†
Delta Air Lines, Inc.	401	24,108
Southwest Airlines Co.	319	9,908
United Airlines Holdings, Inc.*	202	18,950
		52,966
Personal care products—0.0%†
Estee Lauder Cos., Inc., Class A	57	4,099
Kenvue, Inc.	216	5,097
		9,196
Pharmaceuticals—2.5%
Bristol-Myers Squibb Co.	35,371	2,108,819
Eli Lilly & Co.	2,736	2,518,844
Johnson & Johnson	2,126	350,832
Merck & Co., Inc.	2,241	206,732
Pfizer, Inc.	4,958	131,040
Viatris, Inc.	1,163	10,734
Zoetis, Inc.	398	66,562
		5,393,563
Professional services—0.1%
Automatic Data Processing, Inc.	242	76,274
Broadridge Financial Solutions, Inc.	74	17,850
Dayforce, Inc.*,2	91	5,641
Equifax, Inc.	75	18,390
Jacobs Solutions, Inc.	79	10,121
Leidos Holdings, Inc.	84	10,918
Paychex, Inc.	178	26,997
Paycom Software, Inc.	37	8,120
Verisk Analytics, Inc.	90	26,722
		201,033
Semiconductors & semiconductor equipment—6.7%
Advanced Micro Devices, Inc.*	9,138	912,521
Analog Devices, Inc.	505	116,180
Applied Materials, Inc.	824	130,250
Broadcom, Inc.	13,517	2,695,695
Enphase Energy, Inc.*	127	7,281
First Solar, Inc.*	107	14,571
Intel Corp.	4,418	104,839
KLA Corp.	134	94,985
Lam Research Corp.	1,273	97,690
Marvell Technology, Inc.	4,554	418,148
Microchip Technology, Inc.	530	31,196

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
Semiconductors & semiconductor equipment—(concluded)
Micron Technology, Inc.	15,176	$1,420,929
Monolithic Power Systems, Inc.	48	29,328
NVIDIA Corp.	65,323	8,160,149
NXP Semiconductors NV	257	55,407
ON Semiconductor Corp.*	391	18,397
QUALCOMM, Inc.	1,113	174,930
Skyworks Solutions, Inc.	146	9,732
Teradyne, Inc.	162	17,797
Texas Instruments, Inc.	908	177,959
		14,687,984
Software—6.3%
Adobe, Inc.*	438	192,089
ANSYS, Inc.*	87	28,993
Autodesk, Inc.*	216	59,229
Cadence Design Systems, Inc.*	277	69,389
Crowdstrike Holdings, Inc., Class A*	236	91,960
Dynatrace, Inc.*	12,110	693,297
Fair Isaac Corp.*	24	45,272
Fortinet, Inc.*	650	70,207
Gen Digital, Inc.	626	17,109
HubSpot, Inc.*	1,275	923,087
Intuit, Inc.	285	174,944
Microsoft Corp.	21,107	8,379,268
Oracle Corp.	6,446	1,070,423
Palantir Technologies, Inc., Class A*	2,038	173,067
Palo Alto Networks, Inc.*	644	122,637
PTC, Inc.*	119	19,472
Roper Technologies, Inc.	109	63,711
Salesforce, Inc.	957	285,042
ServiceNow, Inc.*	205	190,601
Synopsys, Inc.*	150	68,592
Tyler Technologies, Inc.*	42	25,554
Workday, Inc., Class A*	216	56,881
Zoom Communications, Inc.*	8,787	647,602
Zscaler, Inc.*	2,278	447,012
		13,915,438
Specialty retail—0.7%
AutoZone, Inc.*	15	52,395
Best Buy Co., Inc.	186	16,723
CarMax, Inc.*	134	11,118
Home Depot, Inc.	893	354,164
Lowe's Cos., Inc.	513	127,552
O'Reilly Automotive, Inc.*	53	72,803
Ross Stores, Inc.	310	43,499
TJX Cos., Inc.	5,802	723,858
Tractor Supply Co.	459	25,406
Ulta Beauty, Inc.*	43	15,753
		1,443,271
Technology hardware, storage & peripherals—4.1%
Apple, Inc.	36,449	8,814,826
Dell Technologies, Inc., Class C	332	34,116
Hewlett Packard Enterprise Co.	1,291	25,575
	Number of shares	Value
Common stocks—(concluded)
Technology hardware, storage & peripherals—(concluded)
HP, Inc.	986	$30,438
NetApp, Inc.	186	18,565
Sandisk Corp.*	107	4,997
Seagate Technology Holdings PLC	204	20,790
Super Micro Computer, Inc.*,2	455	18,864
Western Digital Corp.*	320	15,658
		8,983,829
Textiles, apparel & luxury goods—0.4%
Deckers Outdoor Corp.*	144	20,068
Lululemon Athletica, Inc.*	97	35,464
NIKE, Inc., Class B	9,073	720,668
Ralph Lauren Corp.	29	7,863
Tapestry, Inc.	199	16,999
		801,062
Tobacco—0.6%
Altria Group, Inc.	242	13,516
Philip Morris International, Inc.	7,973	1,238,047
		1,251,563
Trading companies & distributors—0.0%†
Fastenal Co.	306	23,173
United Rentals, Inc.	42	26,977
WW Grainger, Inc.	27	27,573
		77,723
Water utilities—0.0%†
American Water Works Co., Inc.	295	40,111
Wireless telecommunication services—0.7%
T-Mobile U.S., Inc.	5,794	1,562,584
Total common stocks (cost—$109,813,973)		137,904,006
Preferred stocks—0.0%†
Financial services—0.0%†
SquareTwo Financial Corp.*,1,3 (cost—$0)	35,000	0
Exchange traded funds—4.4%
Invesco S&P 500 Equal Weight ETF[2]	37,240	6,709,903
iShares Core S&P Mid-Cap ETF	46,294	2,864,673
Total exchange traded funds (cost—$8,835,483)		9,574,576
	Face amount
Asset-backed securities—5.4%
AmeriCredit Automobile Receivables Trust, Series 2022-1, Class A3, 2.450%, due 11/18/26	$65,754	65,629
ARES XLVIII CLO Ltd., Series 2018-48A, Class C, 1* 3 mo. USD Term SOFR + 2.062% 6.355%, due 07/20/30[4,5]	725,000	727,047

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Face amount	Value
Asset-backed securities—(continued)
Capital One Multi-Asset Execution Trust, Series 2005-B3, Class B3, 1* 3 mo. USD Term SOFR + 0.812% 5.114%, due 05/15/28[5]	$350,000	$349,463
CCG Receivables Trust, Series 2024-1, Class A2, 4.990%, due 03/15/32[4]	475,000	477,299
Dell Equipment Finance Trust, Series 2024-1, Class D, 6.120%, due 09/23/30[4]	150,000	153,256
Series 2023-3, Class D, 6.750%, due 10/22/29[4]	650,000	663,949
DLLMT LLC, Series 2024-1A, Class A3, 4.840%, due 08/21/28[4]	475,000	478,663
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.450%, due 01/16/29	214,319	213,066
Series 2024-2, Class C, 4.670%, due 05/17/32	500,000	499,721
Series 2024-1, Class A3, 5.350%, due 02/15/28	200,000	200,595
Dryden 102 CLO Ltd., Series 2023-102A, Class C, 3 mo. USD Term SOFR + 2.900% 7.202%, due 10/15/36[4,5]	750,000	758,695
DT Auto Owner Trust, Series 2021-1A, Class D, 1.160%, due 11/16/26[4]	139,464	138,529
Enterprise Fleet Financing LLC, Series 2024-4, Class A2, 4.690%, due 07/20/27[4]	1,025,000	1,028,194
Series 2023-2, Class A2, 5.560%, due 04/22/30[4]	408,097	411,084
Series 2024-2, Class A2, 5.740%, due 12/20/26[4]	144,117	145,131
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.480%, due 08/15/30	150,000	152,091
GM Financial Automobile Leasing Trust, Series 2023-1, Class B, 5.510%, due 01/20/27	475,000	476,402
HPEFS Equipment Trust, Series 2024-1A, Class D, 5.820%, due 11/20/31[4]	500,000	509,306
Series 2024-2A, Class D, 5.820%, due 04/20/32[4]	850,000	865,036
OHA Credit Partners XV Ltd., Series 2017-15A, Class D2R, 3 mo. USD Term SOFR + 4.500% 8.793%, due 04/20/37[4,5]	250,000	255,930
OneMain Financial Issuance Trust, Series 2021-1A, Class A1, 1.550%, due 06/16/36[4]	600,000	567,952
Series 2020-2A, Class A, 1.750%, due 09/14/35[4]	600,000	580,297
	Face amount	Value
Asset-backed securities—(concluded)
Series 2020-2A, Class B, 2.210%, due 09/14/35[4]	$300,000	$283,512
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.740%, due 10/16/28	475,000	475,074
Series 2023-2, Class A3, 5.210%, due 07/15/27	146,421	146,575
Series 2023-3, Class A3, 5.610%, due 10/15/27	405,294	406,458
Series 2023-6, Class A2, 6.080%, due 05/17/27	80,382	80,535
Series 2023-4, Class A2, 6.180%, due 02/16/27	22,857	22,879
SCF Equipment Leasing LLC, Series 2022-2A, Class A3, 6.500%, due 10/21/30[4]	221,849	223,358
SFS Auto Receivables Securitization Trust, Series 2024-1A, Class A2, 5.350%, due 06/21/27[4]	178,847	179,197
World Financial Network Credit Card Master Note Trust, Series 2024-B, Class A, 4.620%, due 05/15/31	250,000	251,033
Total asset-backed securities (cost—$11,802,989)		11,785,956
Corporate bonds—15.2%
Advertising—0.1%
Clear Channel Outdoor Holdings, Inc. 5.125%, due 08/15/27[4]	35,000	34,218
7.750%, due 04/15/28[4]	25,000	23,217
7.875%, due 04/01/30[4]	20,000	20,422
Neptune Bidco U.S., Inc., 9.290%, due 04/15/29[4]	95,000	85,095
		162,952
Aerospace & defense—0.4%
AAR Escrow Issuer LLC, 6.750%, due 03/15/29[4]	40,000	40,876
Boeing Co., 6.528%, due 05/01/34	55,000	58,919
Bombardier, Inc. 7.000%, due 06/01/32[4]	40,000	40,553
7.250%, due 07/01/31[4]	10,000	10,233
7.875%, due 04/15/27[4]	21,000	21,095
8.750%, due 11/15/30[4]	40,000	42,830
GE Capital Funding LLC, 3.450%, due 05/15/25	200,000	199,290
GE Capital International Funding Co. Unlimited Co., 4.418%, due 11/15/35	200,000	190,731
Goat Holdco LLC, 6.750%, due 02/01/32[4]	32,000	31,986
HEICO Corp., 5.350%, due 08/01/33	100,000	101,066

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Aerospace & defense—(concluded)
TransDigm, Inc. 6.000%, due 01/15/33[4]	$53,000	$52,472
6.375%, due 03/01/29[4]	25,000	25,329
6.625%, due 03/01/32[4]	28,000	28,532
7.125%, due 12/01/31[4]	10,000	10,311
		854,223
Agriculture—0.0%†
Reynolds American, Inc., 5.700%, due 08/15/35	70,000	71,142
Airlines—0.3%
Allegiant Travel Co., 7.250%, due 08/15/27[4]	60,000	60,617
American Airlines, Inc. 7.250%, due 02/15/28[4]	25,000	25,563
8.500%, due 05/15/29[4]	35,000	36,881
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500%, due 04/20/26[4]	6,667	6,660
5.750%, due 04/20/29[4]	15,000	14,917
Delta Air Lines Pass-Through Trust, Series 2020-1,Class AA 2.000%, due 06/10/28	80,402	75,280
Delta Air Lines, Inc., 4.375%, due 04/19/28	100,000	98,304
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, due 09/20/31[4]	75,000	79,395
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, due 06/20/27[4]	225,000	226,540
United Airlines, Inc., 4.625%, due 04/15/29[4]	30,000	28,920
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.500%, due 06/01/28[4]	40,000	39,995
		693,072
Apparel—0.0%†
Champ Acquisition Corp., 8.375%, due 12/01/31[4]	35,000	36,766
Auto manufacturers—0.2%
Ford Motor Co., 9.625%, due 04/22/30	30,000	34,489
Ford Motor Credit Co. LLC, 4.542%, due 08/01/26	200,000	198,099
General Motors Co., 6.600%, due 04/01/36	200,000	211,558
		444,146
Auto parts & equipment—0.1%
American Axle & Manufacturing, Inc., 6.500%, due 04/01/27	50,000	49,819
Clarios Global LP/Clarios U.S. Finance Co., 6.750%, due 02/15/30[4]	20,000	20,463
	Face amount	Value
Corporate bonds—(continued)
Auto parts & equipment—(concluded)
Goodyear Tire & Rubber Co., 5.250%, due 07/15/31	$61,000	$56,627
Phinia, Inc., 6.625%, due 10/15/32[4]	25,000	25,142
		152,051
Banks—2.3%
Bank of America Corp. (fixed, converts to FRN on 03/20/50) 4.083%, due 03/20/51[5]	75,000	60,639
6.110%, due 01/29/37	450,000	471,454
Bank of Nova Scotia, (fixed, converts to FRN on 05/04/32) 4.588%, due 05/04/37[5]	100,000	93,057
Barclays Bank PLC, 3 mo. EURIBOR + 0.710% 3.596%, due 06/15/25[5,6,7]	60,000	61,600
Barclays PLC, (fixed, converts to FRN on 08/09/32) 5.746%, due 08/09/33[5]	400,000	409,498
Canadian Imperial Bank of Commerce, 6.092%, due 10/03/33	150,000	160,038
Citigroup, Inc. (fixed, converts to FRN on 03/20/29) 3.980%, due 03/20/30[5]	175,000	169,237
5.500%, due 09/13/25	175,000	175,672
6.675%, due 09/13/43	200,000	221,691
Deutsche Bank AG, (fixed, converts to FRN on 01/07/27) 2.552%, due 01/07/28[5]	150,000	144,239
Freedom Mortgage Corp., 12.000%, due 10/01/28[4]	55,000	59,737
Goldman Sachs Group, Inc. 3.750%, due 02/25/26	150,000	148,950
5.150%, due 05/22/45	110,000	103,221
(fixed, converts to FRN on 02/10/30) 6.850%, due 02/10/30[5,6]	75,000	76,526
HSBC Holdings PLC, 6.500%, due 09/15/37	200,000	215,676
JPMorgan Chase & Co., (fixed, converts to FRN on 07/24/47) 4.032%, due 07/24/48[5]	400,000	327,572
Lloyds Banking Group PLC, 4.582%, due 12/10/25	400,000	398,837
Mitsubishi UFJ Financial Group, Inc., 3.677%, due 02/22/27	350,000	345,265
Morgan Stanley 4.300%, due 01/27/45	275,000	235,780
4.350%, due 09/08/26	590,000	587,971
(fixed, converts to FRN on 02/07/34) 5.942%, due 02/07/39[5]	100,000	101,964
Royal Bank of Canada, 2.300%, due 11/03/31	250,000	215,204
Societe Generale SA, 4.000%, due 01/12/27[4]	200,000	197,077

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Banks—(concluded)
Sumitomo Mitsui Financial Group, Inc., 3.544%, due 01/17/28	$150,000	$146,287
		5,127,192
Beverages—0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.700%, due 02/01/36	75,000	72,759
4.900%, due 02/01/46	130,000	121,560
Molson Coors Beverage Co., 4.200%, due 07/15/46	100,000	82,530
		276,849
Biotechnology—0.2%
Amgen, Inc., 5.250%, due 03/02/33	150,000	152,316
Gilead Sciences, Inc. 2.950%, due 03/01/27	200,000	194,526
4.750%, due 03/01/46	50,000	45,795
		392,637
Building materials—0.2%
Builders FirstSource, Inc. 4.250%, due 02/01/32[4]	10,000	9,049
5.000%, due 03/01/30[4]	30,000	28,880
6.375%, due 06/15/32[4]	10,000	10,178
Carrier Global Corp., 6.200%, due 03/15/54	100,000	108,798
Knife River Corp., 7.750%, due 05/01/31[4]	30,000	31,447
Masco Corp., 4.500%, due 05/15/47	100,000	84,787
Smyrna Ready Mix Concrete LLC 6.000%, due 11/01/28[4]	51,000	50,573
8.875%, due 11/15/31[4]	30,000	32,218
		355,930
Chemicals—0.4%
Avient Corp., 6.250%, due 11/01/31[4]	26,000	26,073
Celanese U.S. Holdings LLC, Steps to 6.879% on 7/15/2035 6.629%, due 07/15/32[5]	150,000	156,477
Cerdia Finanz GmbH, 9.375%, due 10/03/31[4]	6,000	6,288
CF Industries, Inc., 5.150%, due 03/15/34	200,000	196,184
Chemours Co. 4.625%, due 11/15/29[4]	45,000	39,982
8.000%, due 01/15/33[4]	25,000	24,644
LYB International Finance II BV, 3.500%, due 03/02/27	150,000	146,980
LYB International Finance III LLC, 3.625%, due 04/01/51	100,000	69,616
	Face amount	Value
Corporate bonds—(continued)
Chemicals—(concluded)
NOVA Chemicals Corp. 8.500%, due 11/15/28[4]	$11,000	$11,668
9.000%, due 02/15/30[4]	20,000	21,601
Olympus Water U.S. Holding Corp., 9.625%, due 11/15/28[7]	100,000	109,894
Tronox, Inc., 4.625%, due 03/15/29[4]	40,000	35,795
WR Grace Holdings LLC, 5.625%, due 08/15/29[4]	50,000	45,799
		891,001
Commercial services—0.4%
ADT Security Corp., 4.875%, due 07/15/32[4]	61,000	57,536
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.250%, due 01/15/30[4]	10,000	10,183
Block, Inc., 6.500%, due 05/15/32[4]	22,000	22,448
Brink's Co., 6.500%, due 06/15/29[4]	30,000	30,727
Carriage Services, Inc., 4.250%, due 05/15/29[4]	30,000	27,738
Garda World Security Corp., 8.375%, due 11/15/32[4]	28,000	28,780
Global Payments, Inc., 5.950%, due 08/15/52	100,000	99,869
Herc Holdings, Inc., 6.625%, due 06/15/29[4]	22,000	22,311
NESCO Holdings II, Inc., 5.500%, due 04/15/29[4]	68,000	64,040
PayPal Holdings, Inc., 5.500%, due 06/01/54	50,000	49,906
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.250%, due 01/15/28[4]	30,000	30,051
Quanta Services, Inc., 2.350%, due 01/15/32	200,000	168,806
Raven Acquisition Holdings LLC, 6.875%, due 11/15/31[4]	35,000	34,605
Service Corp. International, 5.750%, due 10/15/32	10,000	9,921
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.750%, due 08/15/32[4]	25,000	25,477
United Rentals North America, Inc., 6.125%, due 03/15/34[4]	40,000	40,452
Wand NewCo 3, Inc., 7.625%, due 01/30/32[4]	30,000	31,035
		753,885
Computers—0.4%
Ahead DB Holdings LLC, 6.625%, due 05/01/28[4]	30,000	29,649

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Computers—(concluded)
Apple, Inc. 3.450%, due 02/09/45	$100,000	$78,841
3.850%, due 05/04/43	160,000	136,136
ASGN, Inc., 4.625%, due 05/15/28[4]	41,000	39,313
Diebold Nixdorf, Inc., 7.750%, due 03/31/30[4]	20,000	20,855
International Business Machines Corp., 5.875%, due 11/29/32	175,000	186,747
KBR, Inc., 4.750%, due 09/30/28[4]	41,000	39,307
Kyndryl Holdings, Inc., 6.350%, due 02/20/34	200,000	211,636
McAfee Corp., 7.375%, due 02/15/30[4]	75,000	73,078
NCR Voyix Corp., 5.125%, due 04/15/29[4]	11,000	10,573
Seagate HDD Cayman, 8.250%, due 12/15/29	25,000	26,783
		852,918
Cosmetics/personal care—0.0%†
Perrigo Finance Unlimited Co., 6.125%, due 09/30/32	15,000	15,000
Distribution & wholesale—0.0%†
Resideo Funding, Inc., 6.500%, due 07/15/32[4]	30,000	30,258
Diversified financial services—1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%, due 10/29/28	200,000	187,841
3.300%, due 01/30/32	250,000	222,210
Bread Financial Holdings, Inc., 9.750%, due 03/15/29[4]	105,000	112,924
Capital One Financial Corp. 3.750%, due 07/28/26	200,000	197,519
(fixed, converts to FRN on 02/01/33) 5.817%, due 02/01/34[5]	200,000	204,600
CME Group, Inc., 3.750%, due 06/15/28	150,000	147,623
Freedom Mortgage Holdings LLC 9.125%, due 05/15/31[4]	30,000	31,170
9.250%, due 02/01/29[4]	20,000	20,877
GGAM Finance Ltd., 6.875%, due 04/15/29[4]	30,000	30,633
Intercontinental Exchange, Inc., 3.000%, due 06/15/50	100,000	66,481
Jane Street Group/JSG Finance, Inc., 7.125%, due 04/30/31[4]	55,000	57,062
Jerrold Finco PLC, 7.875%, due 04/15/30[7]	100,000	128,350
Macquarie Airfinance Holdings Ltd. 6.500%, due 03/26/31[4]	33,000	34,472
8.125%, due 03/30/29[4]	40,000	42,073
	Face amount	Value
Corporate bonds—(continued)
Diversified financial services—(concluded)
Nationstar Mortgage Holdings, Inc. 5.125%, due 12/15/30[4]	$29,000	$27,384
6.000%, due 01/15/27[4]	35,000	34,935
7.125%, due 02/01/32[4]	10,000	10,303
Navient Corp. 6.750%, due 06/15/26	255,000	258,131
11.500%, due 03/15/31	25,000	28,377
OneMain Finance Corp., 7.125%, due 03/15/26	65,000	66,289
PennyMac Financial Services, Inc., 7.875%, due 12/15/29[4]	20,000	20,941
PHH Escrow Issuer LLC/PHH Corp., 9.875%, due 11/01/29[4]	30,000	29,116
PRA Group, Inc. 8.375%, due 02/01/28[4]	35,000	36,247
8.875%, due 01/31/30[4]	20,000	21,054
Provident Funding Associates LP/PFG Finance Corp., 9.750%, due 09/15/29[4]	30,000	31,147
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, due 10/15/26[4]	150,000	143,894
TrueNoord Capital DAC, 8.750%, due 03/01/30[4]	6,000	6,138
Visa, Inc., 2.000%, due 08/15/50	50,000	27,873
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.875%, due 05/01/27[4]	30,000	29,677
		2,255,341
Electric—1.4%
Berkshire Hathaway Energy Co., 4.450%, due 01/15/49	50,000	42,307
Calpine Corp. 4.625%, due 02/01/29[4]	30,000	28,745
5.125%, due 03/15/28[4]	35,000	34,479
Clearway Energy Operating LLC, 4.750%, due 03/15/28[4]	65,000	63,132
Consolidated Edison Co. of New York, Inc., 5.900%, due 11/15/53	100,000	104,153
Dominion Energy, Inc., 3.900%, due 10/01/25	150,000	149,384
DTE Electric Co., Series A, 3.000%, due 03/01/32	200,000	179,566
Duke Energy Ohio, Inc., 4.300%, due 02/01/49	250,000	205,501
Edison International 4.950%, due 04/15/25	188,000	187,569
(fixed, converts to FRN on 06/15/29) 7.875%, due 06/15/54[5]	25,000	24,366
Eversource Energy, 5.500%, due 01/01/34	200,000	201,484

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Electric—(concluded)
Exelon Corp. 3.400%, due 04/15/26	$70,000	$69,159
4.450%, due 04/15/46	200,000	168,228
FirstEnergy Corp., Series C, 4.850%, due 07/15/47	125,000	109,404
Florida Power & Light Co., 5.950%, due 02/01/38	45,000	48,319
Georgia Power Co., Series B, 3.700%, due 01/30/50	200,000	151,540
Leeward Renewable Energy Operations LLC, 4.250%, due 07/01/29[4]	25,000	22,739
Lightning Power LLC, 7.250%, due 08/15/32[4]	35,000	36,373
National Rural Utilities Cooperative Finance Corp., 3.900%, due 11/01/28	100,000	97,921
NRG Energy, Inc. 3.625%, due 02/15/31[4]	66,000	58,901
6.000%, due 02/01/33[4]	45,000	44,489
Oncor Electric Delivery Co. LLC, 3.750%, due 04/01/45	40,000	31,522
PG&E Corp., 5.000%, due 07/01/28	50,000	48,708
Pike Corp., 8.625%, due 01/31/31[4]	40,000	42,985
Public Service Electric & Gas Co., 2.450%, due 01/15/30	250,000	226,930
Sempra 5.500%, due 08/01/33	150,000	151,287
6.000%, due 10/15/39	150,000	153,560
Southern California Edison Co., 3.650%, due 02/01/50	175,000	124,087
Southwestern Electric Power Co., 3.250%, due 11/01/51	200,000	132,961
Talen Energy Supply LLC, 8.625%, due 06/01/30[4]	65,000	69,499
Virginia Electric & Power Co., 4.600%, due 12/01/48	100,000	87,190
Vistra Corp., (fixed, converts to FRN on 12/15/26) 7.000%, due 12/15/26[4,5,6]	69,000	70,135
		3,166,623
Electrical components & equipment—0.1%
Energizer Holdings, Inc. 4.375%, due 03/31/29[4]	54,000	50,558
4.750%, due 06/15/28[4]	30,000	28,914
WESCO Distribution, Inc. 6.375%, due 03/15/29[4]	5,000	5,087
6.625%, due 03/15/32[4]	20,000	20,425
		104,984
Electronics—0.0%†
Coherent Corp., 5.000%, due 12/15/29[4]	40,000	38,595
	Face amount	Value
Corporate bonds—(continued)
Energy-alternate sources—0.0%†
TerraForm Power Operating LLC, 4.750%, due 01/15/30[4]	$97,000	$91,235
Engineering & construction—0.1%
Arcosa, Inc., 6.875%, due 08/15/32[4]	25,000	25,593
Artera Services LLC, 8.500%, due 02/15/31[4]	60,000	60,056
Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, due 02/01/32[4]	5,000	5,079
Weekley Homes LLC/Weekley Finance Corp., 4.875%, due 09/15/28[4]	15,000	14,323
		105,051
Entertainment—0.2%
Caesars Entertainment, Inc. 6.000%, due 10/15/32[4]	25,000	24,378
6.500%, due 02/15/32[4]	25,000	25,358
Churchill Downs, Inc., 5.750%, due 04/01/30[4]	20,000	19,765
Cirsa Finance International SARL, 10.375%, due 11/30/27[7]	112,500	123,310
Light & Wonder International, Inc., 7.500%, due 09/01/31[4]	45,000	46,973
Ontario Gaming GTA LP/OTG Co-Issuer, Inc., 8.000%, due 08/01/30[4]	30,000	31,020
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.625%, due 05/01/32[4]	22,000	22,539
Warnermedia Holdings, Inc., 5.050%, due 03/15/42	100,000	82,853
		376,196
Food—0.1%
J.M. Smucker Co., 6.200%, due 11/15/33	100,000	107,057
Kroger Co., 3.875%, due 10/15/46	150,000	116,547
Performance Food Group, Inc., 6.125%, due 09/15/32[4]	25,000	25,126
United Natural Foods, Inc., 6.750%, due 10/15/28[4]	35,000	34,741
Viking Baked Goods Acquisition Corp., 8.625%, due 11/01/31[4]	25,000	24,344
		307,815
Forest products & paper—0.0%†
Magnera Corp., 7.250%, due 11/15/31[4]	11,000	11,049
Gas—0.0%†
AmeriGas Partners LP/AmeriGas Finance Corp., 5.500%, due 05/20/25	14,000	13,994
Hand & machine tools—0.1%
Regal Rexnord Corp., 6.400%, due 04/15/33	150,000	155,982

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Healthcare-products—0.2%
Abbott Laboratories 3.750%, due 11/30/26	$62,000	$61,558
4.900%, due 11/30/46	50,000	48,256
Medline Borrower LP, 5.250%, due 10/01/29[4]	62,000	60,103
Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, due 04/01/29[4]	4,000	4,060
Solventum Corp., 5.600%, due 03/23/34	150,000	153,545
		327,522
Healthcare-services—0.4%
CHS/Community Health Systems, Inc. 5.250%, due 05/15/30[4]	29,000	24,581
5.625%, due 03/15/27[4]	28,000	27,001
6.000%, due 01/15/29[4]	25,000	22,598
6.875%, due 04/15/29[4]	43,000	29,992
10.875%, due 01/15/32[4]	45,000	46,034
Concentra Escrow Issuer Corp., 6.875%, due 07/15/32[4]	35,000	36,302
DaVita, Inc. 4.625%, due 06/01/30[4]	48,000	44,519
6.875%, due 09/01/32[4]	25,000	25,396
HAH Group Holding Co. LLC, 9.750%, due 10/01/31[4]	35,000	33,727
HCA, Inc., 5.250%, due 06/15/49	150,000	134,680
LifePoint Health, Inc. 9.875%, due 08/15/30[4]	35,000	37,366
10.000%, due 06/01/32[4]	10,000	9,771
11.000%, due 10/15/30[4]	35,000	38,515
Molina Healthcare, Inc., 6.250%, due 01/15/33[4]	25,000	24,706
Prime Healthcare Services, Inc., 9.375%, due 09/01/29[4]	43,000	40,716
Select Medical Corp., 6.250%, due 12/01/32[4]	10,000	9,950
Star Parent, Inc., 9.000%, due 10/01/30[4]	30,000	31,401
Tenet Healthcare Corp. 6.125%, due 06/15/30	65,000	65,132
6.875%, due 11/15/31	43,000	44,153
UnitedHealth Group, Inc., 4.625%, due 07/15/35	40,000	38,778
		765,318
Home builders—0.0%†
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.625%, due 08/01/29[4]	15,000	14,035
6.625%, due 01/15/28[4]	10,000	10,021
Installed Building Products, Inc., 5.750%, due 02/01/28[4]	40,000	39,536
		63,592
	Face amount	Value
Corporate bonds—(continued)
Housewares—0.0%†
Newell Brands, Inc. 6.375%, due 05/15/30	$25,000	$24,920
6.875%, due 04/01/36[5]	15,000	14,962
7.000%, due 04/01/46[5]	5,000	4,520
		44,402
Insurance—0.3%
Acrisure LLC/Acrisure Finance, Inc., 8.250%, due 02/01/29[4]	50,000	51,844
Allstate Corp., 3.850%, due 08/10/49	50,000	38,437
Aon Global Ltd., 4.750%, due 05/15/45	100,000	89,411
Berkshire Hathaway Finance Corp., 4.250%, due 01/15/49	100,000	85,232
Hartford Insurance Group, Inc., 6.100%, due 10/01/41	150,000	157,927
MetLife, Inc., 4.125%, due 08/13/42	130,000	111,887
Prudential Financial, Inc., 6.625%, due 06/21/40	60,000	67,750
Teachers Insurance & Annuity Association of America, 4.270%, due 05/15/47[4]	50,000	41,600
		644,088
Internet—0.2%
Amazon.com, Inc., 2.500%, due 06/03/50	150,000	92,700
Expedia Group, Inc., 3.800%, due 02/15/28	100,000	97,450
Match Group Holdings II LLC, 5.625%, due 02/15/29[4]	30,000	29,487
Meta Platforms, Inc., 5.400%, due 08/15/54	100,000	99,651
Netflix, Inc., 4.875%, due 06/15/30[4]	100,000	101,052
Snap, Inc., 6.875%, due 03/01/33[4]	30,000	30,374
Wayfair LLC, 7.250%, due 10/31/29[4]	8,000	8,125
		458,839
Investment companies—0.1%
Blue Owl Technology Finance Corp., 6.100%, due 03/15/28[4]	35,000	35,264
Blue Owl Technology Finance Corp. II, 6.750%, due 04/04/29	125,000	128,569
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.250%, due 05/15/27	35,000	34,024
6.250%, due 05/15/26	51,000	50,885
9.750%, due 01/15/29	30,000	30,583
10.000%, due 11/15/29[4]	5,000	5,082
		284,407

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Iron & steel—0.1%
Big River Steel LLC/BRS Finance Corp., 6.625%, due 01/31/29[4]	$44,000	$44,199
Cleveland-Cliffs, Inc. 6.875%, due 11/01/29[4]	45,000	45,234
7.000%, due 03/15/32[4]	30,000	30,127
7.500%, due 09/15/31[4]	25,000	25,383
Mineral Resources Ltd., 8.500%, due 05/01/30[4]	55,000	55,588
		200,531
Leisure time—0.3%
Carnival Corp. 5.750%, due 03/01/27[4]	70,000	70,179
6.000%, due 05/01/29[4]	30,000	30,080
Harley-Davidson, Inc., 3.500%, due 07/28/25	150,000	149,144
NCL Corp. Ltd. 5.875%, due 03/15/26[4]	8,000	8,002
6.750%, due 02/01/32[4]	30,000	30,667
Pinnacle Bidco PLC, 8.250%, due 10/11/28[7]	100,000	110,037
Royal Caribbean Cruises Ltd. 5.500%, due 04/01/28[4]	10,000	10,047
5.625%, due 09/30/31[4]	5,000	4,972
6.000%, due 02/01/33[4]	11,000	11,124
6.250%, due 03/15/32[4]	30,000	30,606
7.500%, due 10/15/27	25,000	26,226
Sabre GLBL, Inc., 10.750%, due 11/15/29[4]	64,000	68,206
		549,290
Lodging—0.0%†
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, due 07/01/31[4]	26,000	23,732
5.000%, due 06/01/29[4]	25,000	23,846
6.625%, due 01/15/32[4]	40,000	40,453
		88,031
Machinery-diversified—0.1%
Deere & Co., 3.900%, due 06/09/42	100,000	85,780
Esab Corp., 6.250%, due 04/15/29[4]	10,000	10,160
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.000%, due 02/15/29[4]	60,000	63,160
Westinghouse Air Brake Technologies Corp., 5.611%, due 03/11/34	150,000	154,128
		313,228
Media—0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.250%, due 02/01/31[4]	65,000	58,315
4.250%, due 01/15/34[4]	40,000	33,531
4.750%, due 03/01/30[4]	122,000	113,675
	Face amount	Value
Corporate bonds—(continued)
Media—(concluded)
5.375%, due 06/01/29[4]	$60,000	$58,347
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.200%, due 03/15/28	250,000	244,502
Comcast Corp. 2.887%, due 11/01/51	239,000	149,971
4.150%, due 10/15/28	50,000	49,361
Directv Financing LLC, 8.875%, due 02/01/30[4]	60,000	58,545
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, due 08/15/27[4]	15,000	14,764
10.000%, due 02/15/31[4]	13,000	12,759
DISH Network Corp., 11.750%, due 11/15/27[4]	85,000	89,690
Fox Corp., 3.050%, due 04/07/25	25,000	24,950
Gray Media, Inc. 5.375%, due 11/15/31[4]	10,000	5,807
10.500%, due 07/15/29[4]	22,000	22,688
Nexstar Media, Inc., 4.750%, due 11/01/28[4]	30,000	28,424
Sirius XM Radio LLC 3.875%, due 09/01/31[4]	25,000	21,685
4.125%, due 07/01/30[4]	20,000	17,963
5.500%, due 07/01/29[4]	35,000	34,275
Time Warner Cable LLC, 6.550%, due 05/01/37	25,000	24,922
Univision Communications, Inc. 4.500%, due 05/01/29[4]	40,000	36,093
7.375%, due 06/30/30[4]	25,000	24,421
8.000%, due 08/15/28[4]	20,000	20,316
8.500%, due 07/31/31[4]	35,000	34,892
Walt Disney Co., 4.950%, due 10/15/45	120,000	113,418
		1,293,314
Mining—0.1%
Arsenal AIC Parent LLC, 8.000%, due 10/01/30[4]	35,000	36,474
FMG Resources August 2006 Pty. Ltd. 5.875%, due 04/15/30[4]	15,000	14,938
6.125%, due 04/15/32[4]	40,000	40,034
Hudbay Minerals, Inc., 6.125%, due 04/01/29[4]	40,000	39,948
Novelis Corp., 4.750%, due 01/30/30[4]	30,000	28,329
		159,723
Miscellaneous manufacturers—0.0%†
Amsted Industries, Inc. 4.625%, due 05/15/30[4]	60,000	56,235
6.375%, due 03/15/33[4,8]	30,000	30,085
		86,320

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Office & business equipment—0.0%†
Xerox Holdings Corp., 8.875%, due 11/30/29[4]	$40,000	$33,008
Zebra Technologies Corp., 6.500%, due 06/01/32[4]	22,000	22,364
		55,372
Oil & gas—0.7%
Aethon United BR LP/Aethon United Finance Corp., 7.500%, due 10/01/29[4]	35,000	36,082
Aker BP ASA, 3.750%, due 01/15/30[4]	150,000	141,298
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875%, due 06/30/29[4]	41,000	40,498
6.625%, due 10/15/32[4]	25,000	25,244
8.250%, due 12/31/28[4]	10,000	10,237
BP Capital Markets America, Inc., 3.017%, due 01/16/27	75,000	73,185
Civitas Resources, Inc., 8.750%, due 07/01/31[4]	55,000	57,410
CNX Resources Corp., 7.250%, due 03/01/32[4]	30,000	30,728
ConocoPhillips Co., 3.758%, due 03/15/42	250,000	202,432
Crescent Energy Finance LLC, 7.625%, due 04/01/32[4]	30,000	30,011
Diamond Foreign Asset Co./Diamond Finance LLC, 8.500%, due 10/01/30[4]	38,000	39,408
Diamondback Energy, Inc., 6.250%, due 03/15/33	100,000	105,955
Encino Acquisition Partners Holdings LLC, 8.750%, due 05/01/31[4]	22,000	23,640
EQT Corp., 3.125%, due 05/15/26[4]	150,000	147,145
Equinor ASA, 4.800%, due 11/08/43	50,000	47,454
Exxon Mobil Corp., 4.114%, due 03/01/46	50,000	41,824
Hilcorp Energy I LP/Hilcorp Finance Co. 5.750%, due 02/01/29[4]	19,000	18,553
6.000%, due 04/15/30[4]	10,000	9,639
7.250%, due 02/15/35[4]	25,000	24,579
Marathon Petroleum Corp., 4.750%, due 09/15/44	110,000	94,671
Nabors Industries, Inc., 9.125%, due 01/31/30[4]	25,000	25,420
Shell Finance U.S., Inc., 4.375%, due 05/11/45	100,000	86,589
SM Energy Co., 7.000%, due 08/01/32[4]	22,000	22,010
Sunoco LP, 7.250%, due 05/01/32[4]	60,000	62,611
Talos Production, Inc. 9.000%, due 02/01/29[4]	20,000	20,682
9.375%, due 02/01/31[4]	20,000	20,580
	Face amount	Value
Corporate bonds—(continued)
Oil & gas—(concluded)
Transocean Aquila Ltd., 8.000%, due 09/30/28[4]	$18,154	$18,580
Transocean Titan Financing Ltd., 8.375%, due 02/01/28[4]	45,238	46,215
Transocean, Inc., 8.750%, due 02/15/30[4]	4,000	4,175
		1,506,855
Oil & gas services—0.1%
Archrock Partners LP/Archrock Partners Finance Corp. 6.250%, due 04/01/28[4]	11,000	11,035
6.625%, due 09/01/32[4]	25,000	25,307
Bristow Group, Inc., 6.875%, due 03/01/28[4]	73,000	73,226
Kodiak Gas Services LLC, 7.250%, due 02/15/29[4]	30,000	30,969
Oceaneering International, Inc., 6.000%, due 02/01/28	23,000	22,793
USA Compression Partners LP/USA Compression Finance Corp. 6.875%, due 09/01/27	29,000	29,155
7.125%, due 03/15/29[4]	25,000	25,694
Weatherford International Ltd., 8.625%, due 04/30/30[4]	27,000	27,877
		246,056
Packaging & containers—0.0%†
Clearwater Paper Corp., 4.750%, due 08/15/28[4]	35,000	32,855
LABL, Inc., 8.625%, due 10/01/31[4]	25,000	22,594
		55,449
Pharmaceuticals—0.4%
AbbVie, Inc. 3.200%, due 05/14/26	30,000	29,594
3.800%, due 03/15/25	90,000	89,964
4.450%, due 05/14/46	200,000	177,491
Endo Finance Holdings, Inc., 8.500%, due 04/15/31[4]	10,000	10,718
Nidda Healthcare Holding GmbH, 7.500%, due 08/21/26[7]	66,059	70,355
Pfizer, Inc., 7.200%, due 03/15/39	270,000	322,504
Teva Pharmaceutical Finance Netherlands II BV, 3.750%, due 05/09/27	100,000	104,203
		804,829
Pipelines—0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, due 06/15/29[4]	25,000	24,607
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.250%, due 07/15/32[4]	45,000	47,038

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Pipelines—(concluded)
Buckeye Partners LP 5.600%, due 10/15/44	$16,000	$13,676
6.750%, due 02/01/30[4]	30,000	30,814
6.875%, due 07/01/29[4]	22,000	22,565
CNX Midstream Partners LP, 4.750%, due 04/15/30[4]	71,000	66,148
Enbridge Energy Partners LP, 7.375%, due 10/15/45	100,000	116,151
Energy Transfer LP 5.400%, due 10/01/47	50,000	46,210
3 mo. USD Term SOFR + 3.279% 7.570%, due 11/01/66[5]	75,000	75,157
Genesis Energy LP/Genesis Energy Finance Corp. 7.875%, due 05/15/32	25,000	25,152
8.000%, due 01/15/27	8,000	8,151
Howard Midstream Energy Partners LLC 7.375%, due 07/15/32[4]	51,000	53,141
8.875%, due 07/15/28[4]	55,000	58,034
Kinder Morgan, Inc. 4.300%, due 03/01/28	150,000	148,796
5.550%, due 06/01/45	70,000	67,148
MPLX LP, 4.875%, due 06/01/25	120,000	119,928
Plains All American Pipeline LP/PAA Finance Corp., 5.700%, due 09/15/34	200,000	204,082
Prairie Acquiror LP, 9.000%, due 08/01/29[4]	25,000	25,909
Sabine Pass Liquefaction LLC, 5.000%, due 03/15/27	80,000	80,401
Summit Midstream Holdings LLC, 8.625%, due 10/31/29[4]	11,000	11,557
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.375%, due 02/15/29[4]	30,000	30,661
Targa Resources Corp., 4.200%, due 02/01/33	150,000	139,051
Venture Global LNG, Inc. 7.000%, due 01/15/30[4]	2,000	2,028
8.125%, due 06/01/28[4]	35,000	36,459
8.375%, due 06/01/31[4]	40,000	41,682
9.875%, due 02/01/32[4]	105,000	114,837
Western Midstream Operating LP 4.650%, due 07/01/26	100,000	99,906
6.150%, due 04/01/33	100,000	103,749
		1,813,038
Real estate—0.1%
Jones Lang LaSalle, Inc., 6.875%, due 12/01/28	200,000	213,835
Real estate investment trusts—0.5%
AvalonBay Communities, Inc., 3.450%, due 06/01/25	70,000	69,779
Boston Properties LP, 2.750%, due 10/01/26	40,000	38,730
	Face amount	Value
Corporate bonds—(continued)
Real estate investment trusts—(concluded)
Extra Space Storage LP, 5.400%, due 02/01/34	$200,000	$202,557
Healthpeak OP LLC, 5.250%, due 12/15/32	150,000	152,104
Iron Mountain, Inc. 5.250%, due 07/15/30[4]	45,000	43,443
5.625%, due 07/15/32[4]	55,000	53,392
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.750%, due 06/15/29[4]	30,000	28,945
MPT Operating Partnership LP/MPT Finance Corp., 5.000%, due 10/15/27	25,000	22,499
Public Storage Operating Co., 2.250%, due 11/09/31	200,000	171,557
Service Properties Trust 4.750%, due 10/01/26	33,000	32,205
5.250%, due 02/15/26	65,000	64,121
8.625%, due 11/15/31[4]	30,000	32,134
Starwood Property Trust, Inc., 7.250%, due 04/01/29[4]	20,000	20,800
Uniti Group LP/Uniti Group Finance 2019, Inc./ CSL Capital LLC 6.500%, due 02/15/29[4]	65,000	60,397
10.500%, due 02/15/28[4]	91,000	97,164
		1,089,827
Retail—0.6%
1011778 BC ULC/New Red Finance, Inc., 5.625%, due 09/15/29[4]	10,000	10,005
Academy Ltd., 6.000%, due 11/15/27[4]	30,000	29,969
Asbury Automotive Group, Inc., 4.625%, due 11/15/29[4]	20,000	19,059
Bath & Body Works, Inc. 6.625%, due 10/01/30[4]	35,000	35,737
6.875%, due 11/01/35	25,000	25,918
Beacon Roofing Supply, Inc., 6.500%, due 08/01/30[4]	30,000	30,857
Cougar JV Subsidiary LLC, 8.000%, due 05/15/32[4]	30,000	31,759
Home Depot, Inc. 2.125%, due 09/15/26	150,000	145,310
3.350%, due 09/15/25	40,000	39,773
3.350%, due 04/15/50	100,000	72,142
LCM Investments Holdings II LLC, 8.250%, due 08/01/31[4]	25,000	26,385
Lithia Motors, Inc., 4.375%, due 01/15/31[4]	51,000	47,068
Macy's Retail Holdings LLC, 6.125%, due 03/15/32[4]	11,000	10,493
McDonald's Corp. 3.800%, due 04/01/28	250,000	245,423
4.875%, due 12/09/45	20,000	18,497
Nordstrom, Inc. 4.250%, due 08/01/31	13,000	11,569
6.950%, due 03/15/28	11,000	11,363

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Face amount	Value
Corporate bonds—(continued)
Retail—(concluded)
Patrick Industries, Inc., 6.375%, due 11/01/32[4]	$45,000	$44,725
Raising Cane's Restaurants LLC, 9.375%, due 05/01/29[4]	45,000	48,047
Saks Global Enterprises LLC, 11.000%, due 12/15/29[4]	30,000	27,698
Sally Holdings LLC/Sally Capital, Inc., 6.750%, due 03/01/32	46,000	46,682
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.750%, due 10/15/29[4]	2,000	2,044
Target Corp., 1.950%, due 01/15/27	150,000	143,984
Victra Holdings LLC/Victra Finance Corp., 8.750%, due 09/15/29[4]	40,000	42,508
Walgreens Boots Alliance, Inc., 8.125%, due 08/15/29	10,000	10,078
White Cap Buyer LLC, 6.875%, due 10/15/28[4]	32,000	31,971
		1,209,064
Semiconductors—0.2%
Broadcom, Inc., 3.137%, due 11/15/35[4]	140,000	116,711
NVIDIA Corp., 2.850%, due 04/01/30	100,000	93,112
NXP BV/NXP Funding LLC, 5.550%, due 12/01/28	100,000	102,084
NXP BV/NXP Funding LLC/NXP USA, Inc., 3.875%, due 06/18/26	95,000	94,161
QUALCOMM, Inc., 4.800%, due 05/20/45	100,000	92,350
		498,418
Software—0.3%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.000%, due 06/15/29[4]	15,000	14,175
Cloud Software Group, Inc. 6.500%, due 03/31/29[4]	100,000	98,363
9.000%, due 09/30/29[4]	80,000	81,762
Microsoft Corp. 2.525%, due 06/01/50	120,000	76,321
3.500%, due 02/12/35	150,000	138,974
Open Text Corp., 3.875%, due 12/01/29[4]	30,000	27,585
Oracle Corp., 5.375%, due 07/15/40	216,000	210,097
Rocket Software, Inc., 9.000%, due 11/28/28[4]	10,000	10,359
		657,636
Telecommunications—0.8%
AT&T, Inc. 3.800%, due 12/01/57	167,000	119,937
6.000%, due 08/15/40	180,000	187,886
	Face amount	Value
Corporate bonds—(continued)
Telecommunications—(concluded)
Cisco Systems, Inc., 5.300%, due 02/26/54	$50,000	$49,911
Deutsche Telekom International Finance BV, 8.750%, due 06/15/30	75,000	88,009
EchoStar Corp., 10.750%, due 11/30/29	105,000	112,497
Frontier Communications Holdings LLC 5.875%, due 10/15/27[4]	70,000	69,972
6.750%, due 05/01/29[4]	45,000	45,580
Level 3 Financing, Inc. 4.000%, due 04/15/31[4]	10,000	7,775
4.875%, due 06/15/29[4]	26,000	22,490
10.500%, due 05/15/30[4]	10,000	10,888
10.750%, due 12/15/30[4]	15,000	16,801
Sprint LLC, 7.625%, due 03/01/26	150,000	152,802
Telecom Italia Capital SA, 7.721%, due 06/04/38	40,000	41,405
T-Mobile USA, Inc., 5.150%, due 04/15/34	200,000	200,857
Verizon Communications, Inc. 2.355%, due 03/15/32	209,000	177,114
4.016%, due 12/03/29	282,000	274,546
Viasat, Inc. 5.625%, due 09/15/25[4]	20,000	19,857
7.500%, due 05/30/31[4]	30,000	22,480
Windstream Services LLC/Windstream Escrow Finance Corp., 8.250%, due 10/01/31[4]	45,000	46,520
Zayo Group Holdings, Inc. 4.000%, due 03/01/27[4]	10,000	9,434
6.125%, due 03/01/28[4]	73,000	64,663
		1,741,424
Transportation—0.1%
Burlington Northern Santa Fe LLC, 5.150%, due 09/01/43	160,000	158,095
Genesee & Wyoming, Inc., 6.250%, due 04/15/32[4]	29,000	29,238
Star Leasing Co. LLC, 7.625%, due 02/15/30[4]	30,000	30,387
Stonepeak Nile Parent LLC, 7.250%, due 03/15/32[4]	2,000	2,056
United Parcel Service, Inc., 3.750%, due 11/15/47	50,000	39,152
		258,928
Trucking & leasing—0.1%
Fortress Transportation & Infrastructure Investors LLC 5.500%, due 05/01/28[4]	40,000	39,459
7.875%, due 12/01/30[4]	15,000	15,800

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Face amount	Value
Corporate bonds—(concluded)
Trucking & leasing—(concluded)
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.050%, due 08/01/28[4]	$150,000	$155,806
		211,065
Total corporate bonds (cost—$34,920,376)		33,377,288
Mortgage-backed securities—1.4%
Bank, Series 2020-BN30, Class A4, 1.925%, due 12/15/53	350,000	295,722
BMO Mortgage Trust, Series 2023-C4, Class A5, 5.117%, due 02/15/56[5]	500,000	507,174
BX Trust, Series 2025-ROIC, Class C, 1 mo. USD Term SOFR + 1.543% 5.867%, due 03/15/30[4,5]	125,000	124,844
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4, 4.228%, due 06/10/51[5]	350,000	343,404
Extended Stay America Trust, Series 2021-ESH, Class D, 1* 1 mo. USD Term SOFR + 2.364% 6.677%, due 07/15/38[4,5]	795,574	796,568
Flagstar Mortgage Trust, Series 2018-5, Class A2, 4.000%, due 09/25/48[4,5]	133,561	125,783
Hilton USA Trust, Series 2016-SFP, Class B, 3.323%, due 11/05/35[4]	425,000	136,036
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.835%, due 08/10/38[4]	400,000	387,524
Residential Mortgage Loan Trust, Series 2020-1, Class A1, 2.376%, due 01/26/60[4,5]	5,709	5,622
TTAN, Series 2021-MHC, Class B, 1 mo. USD Term SOFR + 1.214% 5.527%, due 03/15/38[4,5]	288,392	288,031
Verus Securitization Trust, Series 2021-R1, Class A1, 0.820%, due 10/25/63[4,5]	55,120	52,107
Total mortgage-backed securities (cost—$3,476,204)		3,062,815
Non-U.S. government agency obligations—0.1%
Mexico Government International Bonds 3.250%, due 04/16/30	200,000	179,500
4.750%, due 04/27/32	200,000	186,210
Total non-U.S. government agency obligations (cost—$411,088)		365,710
U.S. government agency obligations—14.0%
Federal Home Loan Mortgage Corp. 2.500%, due 05/01/52	1,241,156	1,049,079
3.000%, due 11/01/46	67,852	60,635
	Face amount	Value
U.S. government agency obligations—(concluded)
3.000%, due 07/01/47	$85,171	$76,094
3.000%, due 08/01/47	86,434	77,222
4.000%, due 05/01/47	64,753	61,699
5.000%, due 03/01/38	7,184	7,306
5.500%, due 05/01/37	31,824	32,835
5.500%, due 08/01/40	6,761	6,984
6.500%, due 08/01/28	9,753	9,982
Federal National Mortgage Association 2.000%, due 11/01/50	867,198	700,297
2.000%, due 01/01/51	422,569	340,131
2.000%, due 03/01/51	419,201	338,127
2.500%, due 04/01/50	1,250,943	1,058,143
2.500%, due 05/01/51	727,253	613,586
2.500%, due 02/01/52	986,304	841,282
2.500%, due 03/01/52	1,647,573	1,382,752
3.000%, due 11/01/48	143,571	128,135
3.000%, due 02/01/50	149,556	132,099
3.500%, due 12/01/47	56,214	51,804
3.500%, due 02/01/48	404,392	372,632
4.000%, due 12/01/39	22,116	21,420
4.000%, due 02/01/41	11,494	11,132
4.500%, due 09/01/37	68,363	68,559
4.500%, due 07/01/47	34,030	33,348
5.000%, due 10/01/39	3,444	3,490
5.000%, due 05/01/40	2,903	2,939
5.500%, due 08/01/39	5,573	5,747
7.000%, due 08/01/32	52,632	55,581
7.500%, due 02/01/33	42	42
Government National Mortgage Association 2.000%, due 03/20/51	1,116,239	917,633
2.500%, due 03/20/51	1,164,144	999,221
3.000%, due 01/20/47	32,871	29,715
3.000%, due 07/20/47	89,814	80,916
3.000%, due 08/20/47	67,741	61,030
3.500%, due 04/20/47	83,234	77,267
4.000%, due 07/15/42	20,958	20,209
6.000%, due 11/20/28	100	102
6.000%, due 02/20/29	221	225
6.000%, due 02/20/34	162,821	169,280
Government National Mortgage Association, TBA 3.000%	250,000	222,678
5.000%	525,000	518,162
5.500%	1,150,000	1,153,209
Uniform Mortgage-Backed Security, TBA 3.000%	2,700,000	2,354,119
3.500%	2,700,000	2,448,846
4.000%	875,000	820,466
4.500%	3,150,000	3,035,107
5.000%	2,300,000	2,262,970
5.500%	1,300,000	1,301,573
6.000%	4,650,000	4,725,702
6.500%	1,875,000	1,931,475
Total U.S. government agency obligations (cost—$30,779,873)		30,672,987

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2025 (unaudited)

	Face amount	Value
U.S. treasury obligations—0.3%
U.S. Treasury Notes 4.375%, due 11/30/28	$260,000	$263,362
4.375%, due 12/31/29	220,000	223,437
4.500%, due 11/15/33	150,000	153,580
Total U.S. treasury obligations (cost—$640,051)		640,379
Short term investments—5.2%
Investment companies—1.9%
State Street Institutional U.S. Government Money Market Fund, 4.307[9]	4,207,826	4,207,826
U.S. treasury obligations—3.3%
U.S. Treasury Bills 4.327%, due 05/15/25[9]	3,400,000	3,370,098
4.332%, due 07/17/25[9]	1,400,000	1,377,882
4.455%, due 03/20/25[9]	2,500,000	2,494,309
		7,242,289
Total short term investments (Cost—$11,449,696)		11,450,115
		Number of shares		Value
Investment of cash collateral from securities loaned—0.0%†
Money market funds—0.0%†
State Street Navigator Securities Lending Government Money Market Portfolio, 4.332%[9] (cost—$2,268)			2,268	$2,268
	Number of contracts	Notional amount
Options purchased—0.0%†
Call options—0.0%†
CME E-mini S&P 500 Index Futures strike @ 6,375.000, expires 04/30/25 (Counterparty: BOA) (cost—$262,675)	6,650	USD	42,393,750	104,737
Put options—0.0%†
CDX. NA. HY.43 strike @ 107.500, expires 03/19/25 (Counterparty: GS) (cost—$11,200)	1,400,000	USD	150,500,000	5,989
Total options purchased (cost—$273,875)				110,726
Total investments (cost—$212,405,876)—108.8%				238,946,826
Liabilities in excess of other assets—(8.8)%				(19,382,880)
Net assets—100.0%				$219,563,946

Options written

Notional amount		Number of contracts	Put options	Counterparty	Expiration date	Premiums received	Current value	Unrealized appreciation (depreciation)
USD	147,700,000	1,400,000	CDX. NA. HY.43, strike @ 105.500	GS	03/19/25	$(5,740)	$(965)	$4,775
USD	144,200,000	1,400,000	CDX. NA. HY.43, strike @ 103.000	GS	03/19/25	(3,920)	(240)	3,680
Total						$(9,660)	$(1,205)	$8,455

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
59	USD	Russell 2000 Value Index Futures	March 2025	$7,056,400	$6,387,635	$(668,765)
U.S. Treasury futures buy contracts:
170	USD	U.S. Treasury Note 10 Year Futures	June 2025	$18,585,384	$18,885,938	$300,554
199	USD	U.S. Treasury Note 5 Year Futures	June 2025	21,215,755	21,479,562	263,807
4	USD	Ultra U.S. Treasury Note 10 Year Futures	June 2025	455,162	457,000	1,838
Total				$47,312,701	$47,210,135	$(102,566)

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2025 (unaudited)

Futures contracts—(concluded)

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures sell contracts:
28	USD	S&P 500 E-Mini Index Futures	March 2025	$(8,556,622)	$(8,348,550)	$208,072
U.S. Treasury futures sell contracts:
1	USD	U.S. Long Bond Futures	June 2025	$(114,546)	$(118,094)	$(3,548)
19	USD	U.S. Treasury Note 2 Year Futures	June 2025	(3,915,644)	(3,932,406)	(16,762)
7	USD	Ultra U.S. Treasury Bond Futures	June 2025	(836,737)	(868,875)	(32,138)
Total				$(13,423,549)	$(13,267,925)	$155,624
Net unrealized appreciation (depreciation)						$53,058

Centrally cleared credit default swap agreements on credit indices—buy protection10

Referenced obligations	Implied credit spread as of February 28, 2025[11]	Notional amount (000)		Maturity date	Payment frequency	Payments made by the Portfolio[12]	Upfront payments (received) made	Value	Unrealized appreciation (depreciation)
CDX.NA.IG.S43	N/A	USD	4,300	12/20/29	Quarterly	(1.000)%	$(88,325)	$(103,171)	$(14,846)

Centrally cleared credit default swap agreements on credit indices—sell protection13

Referenced obligations	Implied credit spread as of February 28, 2025[11]	Notional amount (000)		Maturity date	Payment frequency	Payments received by the Portfolio[12]	Upfront payments (received) made	Value	Unrealized appreciation (depreciation)
CDX.NA.HY.S43	N/A	USD	1,200	12/20/29	Quarterly	5.000%	$101,903	$103,347	$1,444

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
SSB	EUR	615,000	USD	635,056	03/13/25	$(3,185)
SSB	GBP	105,000	USD	129,865	03/13/25	(2,212)
Net unrealized appreciation (depreciation)						$(5,397)

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of February 28, 2025 in valuing the Fund's investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Assets Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Common stocks	$137,903,873	$133	$—	$137,904,006
Preferred stocks	—	—	0	0
Exchange traded funds	9,574,576	—	—	9,574,576
Asset-backed securities	—	11,785,956	—	11,785,956
Corporate bonds	—	33,377,288	—	33,377,288
Mortgage-backed securities	—	3,062,815	—	3,062,815
Non-U.S. government agency obligations	—	365,710	—	365,710
U.S. government agency obligations	—	30,672,987	—	30,672,987
U.S. treasury obligations	—	640,379	—	640,379
Investment companies	—	4,207,826	—	4,207,826
Short-term U.S. treasury obligations	—	7,242,289	—	7,242,289
Options purchased	104,737	5,989	—	110,726
Investment of cash collateral from securities loaned	—	2,268	—	2,268
Futures contracts	774,271	—	—	774,271
Swap agreements	—	103,347	—	103,347
Total	$148,357,457	$91,466,987	$0	$239,824,444
Liabilities
Options written	$—	$(1,205)	$—	$(1,205)
Futures contracts	(721,213)	—	—	(721,213)
Swap agreements	—	(103,171)	—	(103,171)
Forward foreign currency contracts	—	(5,397)	—	(5,397)
Total	$(721,213)	$(109,773)	$—	$(830,986)

At February 28, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

2  Security, or portion thereof, was on loan at the period end.

3  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

4  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $20,467,874, represented 9.3% of the Fund net assets at period end.

5  Floating or variable rate securities. The rates disclosed are as of February 28, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

6  Perpetual investment. Date shown reflects the next call date.

UBS U.S. Allocation Fund

Portfolio of investments—February 28, 2025 (unaudited)

7  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

8  Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.

9  Rate shown reflects yield at February 28, 2025.

10  If the portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

11  Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likeli-hood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity's credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

12  Payments made or received are based on the notional amount.

13  If the portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.

Portfolio acronyms:

BOA  Bank of America

DAC  Designated Activity Company

ETF  Exchange Traded Fund

EURIBOR  Euro Interbank Offered Rate

FRN  Floating Rate Note

GS  Goldman Sachs

HSBC  HSBC Bank PLC

MSCI  Morgan Stanley Capital International

SOFR  Secured Overnight Financing Rate

SSB  State Street Bank and Trust Co.

TBA  To-Be-Announced Security

Currency type abbreviations:

EUR  Euro

GBP  British Pound

USD  United States Dollar

See accompanying notes to financial statements.

UBS U.S. Allocation Fund

Statement of assets and liabilities
February 28, 2025 (unaudited)

Assets:
Investments, at value (cost—$212,405,876)[1]	$238,946,826
Foreign currency (cost—$17,409)	17,466
Cash collateral on futures	703,522
Cash collateral on swap agreements	71,228
Due from broker	663,534
Receivable for investments sold	1,272,410
Receivable for fund shares sold	42,217
Receivable for interest and dividends	708,841
Receivable for variation margin on futures contracts	53,867
Receivable for variation margin on centrally cleared swap agreements	42,534
Other assets	31,449
Total assets	242,553,894
Liabilities:
Options and swaptions written, at value (premiums received $9,660)	1,205
Payable for cash collateral from securities loaned	2,268
Payable for investments purchased	21,786,681
Payable for fund shares redeemed	741,939
Payable to affiliate	257,537
Payable to custodian	30,145
Unrealized depreciation on forward foreign currency contracts	5,397
Accrued expenses and other liabilities	164,776
Total liabilities	22,989,948
Net assets	$219,563,946
Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	$183,312,866
Distributable earnings (accumulated losses)	36,251,080
Net assets	$219,563,946
Class A
Net assets	$188,933,835
Shares outstanding	3,812,534
Net asset value per share	$49.56
Maximum offering price per share (net asset value plus maximum sales charge of 5.50%)	$52.44
Class P
Net assets	$30,630,111
Shares outstanding	599,106
Net asset value, offering price and redemption value per share	$51.13

1  Includes $6,517,569, of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements.

UBS U.S. Allocation Fund

Statement of operations
For the six months ended February 28, 2025 (unaudited)

Investment income:
Dividends	$899,339
Interest	1,915,237
Securities lending	1,981
Total income	2,816,557
Expenses:
Investment advisory and administration fees	564,089
Service fees—Class A	241,200
Transfer agency and related services fees—Class A	42,150
Transfer agency and related services fees—Class P	4,739
Custody and fund accounting fees	36,139
Trustees fees	11,872
Professional services fees	85,948
Printing and shareholder report fees	45,155
Federal and state registration fees	19,819
Insurance expense	558
Other expenses	26,944
Total expenses	1,078,613
Net investment income (loss)	1,737,944
Net realized and unrealized gains (loss):
Net realized gain (loss) on:
Investments	10,170,046
Futures contracts	(387,696)
Swap agreements	121,181
Forward foreign currency contracts	56,531
Foreign currency transactions	(4,823)
Net realized gain (loss)	9,955,239
Change in net unrealized appreciation (depreciation) on:
Investments	(3,462,619)
Options and swaptions written	8,455
Futures contracts	(301,193)
Swap agreements	(105,590)
Forward foreign currency contracts	(2,968)
Translation of other assets and liabilities denominated in foreign currency	(691)
Net change in unrealized appreciation (depreciation)	(3,864,606)
Net realized and unrealized gain (loss) from investment activities	6,090,633
Net increase (decrease) in net assets resulting from operations	$7,828,577

See accompanying notes to financial statements.

UBS U.S. Allocation Fund

Statement of changes in net assets

	For the six months ended February 28, 2025 (unaudited)	For the year ended August 31, 2024
From operations:
Net investment income (loss)	$1,737,944	$3,502,341
Net realized gain (loss)	9,955,239	14,690,723
Net change in unrealized appreciation (depreciation)	(3,864,606)	16,351,019
Net increase (decrease) in net assets resulting from operations	7,828,577	34,544,083
Total distributions—Class A	(14,874,520)	(2,603,195)
Total distributions—Class P	(2,370,171)	(532,924)
Total distributions	(17,244,691)	(3,136,119)
From beneficial interest transactions:
Proceeds from shares sold	654,190	1,783,454
Cost of shares redeemed	(16,516,725)	(25,928,760)
Shares issued on reinvestment of dividends and distributions	15,497,415	2,801,969
Net increase (decrease) in net assets from beneficial interest transactions	(365,120)	(21,343,337)
Net increase (decrease) in net assets	(9,781,234)	10,064,627
Net assets:
Beginning of period	229,345,180	219,280,553
End of period	$219,563,946	$229,345,180

See accompanying notes to financial statements.

UBS U.S. Allocation Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A

	Six months ended February 28, 2025	Years ended August 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$51.80	$44.91	$45.40	$60.43	$52.91	$46.27
Net investment income (loss)[1]	0.38	0.74	0.64	0.42	0.30	0.48
Net realized and unrealized gain (loss)	1.44	6.80	2.85	(6.37)	11.04	7.13
Net increase (decrease) from operations	1.82	7.54	3.49	(5.95)	11.34	7.61
Dividends from net investment income	(0.84)	(0.65)	(0.38)	(0.05)	(0.64)	(0.34)
Distributions from net realized gain	(3.22)	—	(3.60)	(9.03)	(3.18)	(0.63)
Total dividends and distributions	(4.06)	(0.65)	(3.98)	(9.08)	(3.82)	(0.97)
Net asset value, end of period	$49.56	$51.80	$44.91	$45.40	$60.43	$52.91
Total investment return[2]	3.37%	16.97%	8.72%	(11.69)%	22.37%	16.65%
Ratios to average net assets:
Expenses	1.00%[3]	1.03%	1.00%	0.97%	0.94%	0.99%
Net investment income (loss)	1.50%[3]	1.56%	1.49%	0.81%	0.54%	1.00%
Supplemental data:
Net assets, end of period (000's)	$188,934	$193,955	$186,809	$195,884	$243,513	$216,656
Portfolio turnover	90%	58%	65%	96%	69%	129%

Class P

	Six months ended February 28, 2025	Years ended August 31,
	(unaudited)	2024	2023	2022	2021	2020
Net asset value, beginning of period	$53.39	$46.26	$46.66	$61.87	$54.07	$47.25
Net investment income (loss)[1]	0.47	0.89	0.78	0.57	0.46	0.62
Net realized and unrealized gain (loss)	1.47	7.01	2.94	(6.55)	11.30	7.30
Net increase (decrease) from operations	1.94	7.90	3.72	(5.98)	11.76	7.92
Dividends from net investment income	(0.98)	(0.77)	(0.52)	(0.20)	(0.78)	(0.47)
Distributions from net realized gains	(3.22)	—	(3.60)	(9.03)	(3.18)	(0.63)
Total dividends and distributions	(4.20)	(0.77)	(4.12)	(9.23)	(3.96)	(1.10)
Net asset value, end of period	$51.13	$53.39	$46.26	$46.66	$61.87	$54.07
Total investment return[2]	3.50%	17.29%	9.02%	(11.44)%	22.69%	16.98%
Ratios to average net assets:
Expenses	0.73%[3]	0.76%	0.74%	0.70%	0.67%	0.72%
Net investment income (loss)	1.78%[3]	1.83%	1.76%	1.08%	0.81%	1.28%
Supplemental data:
Net assets, end of period (000's)	$30,630	$35,390	$32,472	$32,019	$36,117	$30,132
Portfolio turnover	90%	58%	65%	96%	69%	129%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or redemption fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3  Annualized.

See accompanying notes to financial statements.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS U.S. Allocation Fund (the "Fund") is a series of UBS Investment Trust (the "Trust") and is registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end, diversified management investment company. The Trust was organized on March 28, 1991, as a business trust under the laws of the Commonwealth of Massachusetts and currently has one operating series.

UBS Asset Management (Americas) LLC ("UBS AM or the "Advisor"), serves as the investment advisor and administrator for the Fund. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as the principal underwriter for the Fund. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund currently offers Class A and Class P shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency and related services expenses. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Class P shares have no service or distribution plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund's financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund's portfolio management teams act as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund's single investment objective which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as "total assets" and significant segment expenses are listed on the accompanying statement of operations.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense are recorded net of withholding taxes on the ex dividend date ("ex-date") except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Foreign currency translation—The books and records of the Fund are maintained in US dollars. Foreign currency amounts are translated into US dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into US dollars based on the current exchange rates each business day; and (2) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of operations.

The Fund does not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in the market prices of securities. However, the Fund does isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated securities pursuant to US federal income tax regulations. Net realized foreign currency transaction gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

Concentration of risk—Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Fund invests.

The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investments in bonds with ratings of BB (Standard & Poor's Financial Services LLC or Fitch Ratings, Inc.) or Ba (Moody's Investors Service, Inc.) or below (commonly referred to as "high yield" bonds), or deemed of equivalent quality, have an increased risk of defaulting or otherwise being unable to honor a financial obligation. These securities are considered to be predominantly speculative with respect to an issuer's capacity to pay interest and repay

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange ("NYSE") is open. The Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund's assets are traded in other markets on days when the NYSE is not open, the value of the Fund's assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern Time, the Fund's net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and brokerdealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized "evaluation" systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source fora particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Trustees (the "Board"). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern Time, will not be reflected in the Fund's net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund's investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern Time.

The Fund may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a "fair value," that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund's use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund's custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts, if any, are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has engaged the Equities, Fixed Income, and Multi-Asset Valuation Committee (the "VC") to assist with its designated responsibilities as valuation designee with respect to the Fund's portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund's portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund's own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund's portfolio of investments.

Investments

Asset-backed securities—The Fund may invest in asset-backed securities ("ABS"), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Mortgage-backed securities—The Fund may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Such classes include interest-only ("IO") and principal-only ("PO") classes. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.

Real estate investment trusts—The Fund may invest in real estate investment trusts ("REITs"). Distributions from a REIT are initially recorded as dividend income and may subsequently be recharacterized by the REIT at the end of its tax year as a return of capital and/or capital gains. The Fund estimates the character of dividends received from REITs for financial reporting purposes based on the distribution history of each REIT. Once actual distribution characterizations are made available by the REITs, typically after calendar year end, the Fund updates its accounting and/or tax books and records.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller's agreement to repurchase them at an agreed upon date (or upon demand) and price. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller's guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM in accordance with an exemptive order granted by the SEC pursuant to Section 17(d) of the 1940 Act and Rule 17d-1 there under. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Restricted securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in Fund's portfolio footnotes.

Securities traded on to-be-announced basis—The Fund may from time to time purchase, or short sell, securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Fund commits to purchasing securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid securities are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Treasury Inflation Protected Securities—The Fund may purchase Treasury inflation protected securities ("TIPS") which are debt securities issued by the US Treasury. TIPS adjust for inflation based on changes in the published Consumer Price Index ("CPI"). During periods of inflation when the CPI index increases, the principal amount of the debt to which the rate of interest is applied increases, which in turn increases the yield. During periods of deflation when the CPI index decreases, the principal amount of the debt to which the rate of interest is applied decreases, which in turn lowers the yield. At maturity, TIPS return the higher of the principal amount at maturity or the initial face amount of the debt.

Derivative instruments

Purchased options—The Fund may purchase put and call options, in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument.

The Fund pays a premium which is included in the Statement of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Purchased options are shown as portfolio holdings within the portfolio of investments and are included in the Statement of assets and liabilities in investments, at value.

The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Option writing—The Fund may write (sell) put and call options, including, but not limited to, options on foreign or US securities, indices, foreign currencies, options on futures contracts and options on swap agreements (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains.

When the Fund writes a call or a put option, an amount equal to the premium received by the Fund is included on the Fund's Statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

liability related to such option is extinguished. If a call option, which the Fund has written, is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option, which the Fund has written, is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Fund bears the market risk of an unfavorable change in the price of the derivative instrument, security, or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

In the normal course of trading activities, the Fund trades and holds certain fair valued derivative contracts that constitute guarantees. Such contracts include written put options, where the Fund will be obligated to purchase securities at specified prices (i.e. the options are exercised by the counterparties). It also includes written swaptions, where the Fund will be obligated to enter into a swap agreement.

The maximum payout for written put options is limited to the number of put option contracts written and the related strike prices, respectively. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

Futures contracts—The Fund may purchase or sell futures contracts as part of its investment strategy, to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance income or realized gains. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference asset, such as a specific security or currency, at a specified price at a specified later date.

Upon entering into a futures contract, the Fund is required to deliver to a broker an amount of cash and/or US government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", generally are made or received by the Fund, depending on the daily fluctuations in the value of the underlying futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized appreciation or depreciation on futures until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures.

Using futures contracts involves various market risks, including interest rate and equity risk. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. To the extent that market prices move in an unexpected direction, there is a risk that the Fund will not achieve the anticipated benefits of the futures contract or may realize a loss.

Futures contracts, if any, are shown as portfolio holdings within the Portfolio of investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of assets and liabilities.

Swap agreements—The Fund may engage in swap agreements, including, but not limited to, credit default and total return swap agreements. The Fund expects to enter into these transactions to preserve a return or spread on a particular investment or to hedge a portion of the portfolio's duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, to gain exposure to certain markets in the most economical way possible or in an attempt to enhance income or gains.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

The Fund accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation or depreciation of swap agreements. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statement of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

The Fund may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

Credit default swap agreements involve commitments to make or receive payments in the event of a default of a security or other credit event of the referenced obligation. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a default or credit event. If no default or credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract.

However, if a default or a credit event does occur, the Fund typically would receive full notional value for the referenced obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a default or a credit event. If no default or credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract and the counterparty will lose its periodic stream of payments over the term of the contract. However, if a default or credit event occurs, the Fund typically would pay full notional value for the referenced obligation that may have little or no value. Credit default swap agreements may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk and credit risk.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of referenced credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swap agreements on credit indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues of an emerging market country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swap agreements on corporate issues or

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement, which may exceed the amount of the value reflected on the Statement of assets and liabilities. Notional amounts of all credit default swap agreements outstanding as of the period end for which the Fund is the seller of protection are disclosed under the section "Credit default swap agreements on corporate issues and credit indices—sell protection" in the Portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by the Fund for the same referenced entity or entities..

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap agreements are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Total return swap agreements are subject to general market risk, liquidity risk, counterparty risk, interest rate risk, credit risk and the risk that there may be unfavorable changes in the underlying investments or instruments.

The use of swap agreements involves investment techniques, risks, and transaction costs different from those associated with ordinary portfolio security transactions, including assumptions about market conditions, interest rates, and other applicable factors. As a result, the performance of the Portfolio will be different than if it had used ordinary portfolio security transactions. OTC swap agreements do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap agreement defaults and fails to consummate the transaction, the Portfolio's risk of loss will consist of the net amount of interest or other payments that the Portfolio is contractually entitled to receive. Therefore, the Portfolio would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

Certain clearinghouses offer clearing for limited types of derivatives transactions, such as interest rate and credit default swap agreements. Centrally cleared swap agreements must be transacted through a futures commission merchant ("FCM") and cleared through a clearing house that serves as a central counterparty. The performance of a centrally cleared swap transaction is effectively guaranteed by a central clearinghouse, thereby reducing the Fund's exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearing house or at the instruction of the clearing house; the margin required by a clearing house may be greater than the margin the Fund would be required to post in an uncleared transaction. Centrally cleared swap agreements, if any, are reported on the Statement of assets and liabilities based on variation margin received or paid, if any.

Swap agreements, if any, are shown as portfolio holdings within the Portfolio of investments.

Derivatives by underlying risk—Investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of operations. Although certain of a Fund's investments in derivatives may be intended to hedge risk from a portfolio implementation/economic perspective, derivatives are considered to be "non hedge transactions" for purposes of disclosure under US GAAP as reflected in the Fund's financial reports.

The volume of derivatives as disclosed in the Fund's portfolio of investments is representative of the volume of derivatives outstanding during the period ended February 28, 2025.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

Swap agreements, forward foreign currency contracts, swaptions and options written entered into by the Fund may contain credit-risk related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value thresholds. If triggered, the derivative counterparty could request additional cash margin and/or terminate the derivative contract. The aggregate fair value of the derivative contracts that are in a net liability position that contain these triggers can be found in the Fund's Portfolio of investments. The aggregate fair value of assets that are already posted as collateral as of February 28, 2025 is reflected in the Statement of assets and liabilities.

At February 28, 2025, the Fund had the following derivatives categorized by underlying risk:

Asset derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
Options and swaptions purchased	$—	$—	$5,989	$104,737	$110,726
Futures contracts	566,199	—	—	208,072	774,271
Swap agreements	—	—	103,347	—	103,347
Total	$566,199	$—	$109,336	$312,809	$988,344

1  In the Statement of assets and liabilities, options and swaptions purchased, if any, are shown within investments, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown using unrealized appreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

Liability derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
Options and swaptions written	$—	$—	$(1,205)	$—	$(1,205)
Futures contracts	(52,448)	—	—	(668,765)	(721,213)
Swap agreements	—	—	(103,171)	—	(103,171)
Forward foreign currency contracts	—	(5,397)	—	—	(5,397)
Total	$(52,448)	$(5,397)	$(104,376)	$(668,765)	$(830,986)

1  In the Statement of assets and liabilities, options and swaptions written, if any, are shown within options and swaptions written, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown within unrealized depreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative depreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be paid, if any, is reported within the Statement of assets and liabilities.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

During the period ended February 28, 2025, net realized gain (loss) from derivatives were as follows:

Realized gain (loss)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
Futures contracts	$(732,187)	$—	$—	$344,491	$(387,696)
Swap agreements	—	—	121,181	—	121,181
Forward foreign currency contracts	—	56,531	—	—	56,531
Total net realized gains (loss)	$(732,187)	$56,531	$121,181	$344,491	$(209,984)

1  The net realized gain (loss) is shown in the Statement of operations in net realized gain (loss) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The net realized gain (loss) on options and swaptions purchased is shown in the Statement of operations in net realized gain (loss) on investments.

During the period ended February 28, 2025, net unrealized appreciation (depreciation) from derivatives were as follows:

Net change in unrealized appreciation (depreciation)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
Options and swaptions purchased	$—	$—	$(5,211)	$(157,938)	$(163,149)
Options and swaptions written	—	—	8,455	—	8,455
Futures contracts	559,281	—	—	(860,474)	(301,193)
Swap agreements	—	—	(105,590)	—	(105,590)
Forward foreign currency contracts	—	(2,968)	—	—	(2,968)
Total net change in unrealized appreciation (depreciation)	$559,281	$(2,968)	$(102,346)	$(1,018,412)	$(564,445)

1  The change in net unrealized appreciation (depreciation) is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The change in net unrealized appreciation (depreciation) of options and swaptions purchased is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on investments.

Offsetting of certain derivatives—The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. The Statement of assets and liabilities is presented gross of any netting.

At February 28, 2025, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

UBS U.S. Allocation Fund

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$988,344	$(830,986)
Derivatives not subject to a MNA or similar agreements	(877,618)	824,384
Total gross amount of assets and liabilities subject to MNA or similar agreements	$110,726	$(6,602)

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BOA	$104,737	$—	$—	$104,737
GS	5,989	(1,205)	—	4,784
Total	$110,726	$(1,205)	$—	$109,521
Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
GS	$(1,205)	$1,205	$—	$—
SSB	(5,397)	—	—	(5,397)
Total	$(6,602)	$1,205	$—	$(5,397)

1  Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps, at value as reported in the futures contracts and centrally cleared swaps tables in the Portfolio of investments, but only the unpaid variation margin is reported within the Statement of assets and liabilities within variation margin on futures contracts and centrally cleared swap agreements, respectively.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

Investment advisor and administrator fees and other transactions with affiliates

The Board has approved an Investment Advisory and Administration Contract (the "Advisory Contract"), under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund is to pay UBS AM an investment advisory and administration fee, which is to be accrued daily and paid monthly, at an annual rate of 0.50% of the Fund's average daily net assets up to $250 million and 0.45% thereafter.

UBS AM has agreed to permanently reduce its advisory and administration fee based on the Fund's average daily net assets so that it is assessed as follows: $0 to $250 million—0.50%; in excess of $250 million up to $500 million—0.45%; in excess of $500 million up to $2 billion—0.40%; and over $2 billion—0.35%. Accordingly, for the period ended February 28, 2025, UBS AM did not waive any investment advisory and administration fees. At February 28, 2025, the Fund owed UBS AM $180,133 for investment advisory and administration fees.

UBS AM has contractually undertaken to waive fees/reimburse a portion of the Fund's expenses, when necessary, to maintain the total annual operating expenses (excluding (1) dividend expense, borrowing costs and interest expense relating to short sales, and (2) investments in other investment companies, interest, taxes, brokerage commissions, trustee elections as well as other matters related to shareholder meetings (unless otherwise separately agreed by UBS AM), and extraordinary expenses, if any) of Class A and Class P shares at a level not to exceed 1.15% and 0.90%, respectively through December 31, 2025. The Fund will repay UBS AM for any previously waived fees/reimbursed expenses during the three-year period following August 31, 2021, to the extent that operating expenses (with certain exclusions such as dividend expense, borrowing costs, and interest expense relating to short sales, and interest, taxes, brokerage commissions, trustee elections as well as other matters related to shareholder meetings (unless otherwise separately agreed by UBS AM), and extraordinary expenses, if any) are otherwise below the expense caps in effect at the time the fees or expenses were waived/reimbursed. For the period ended February 28, 2025, the Fund had no fee waivers/expense reimbursements subject to repayment.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

During the period ended February 28, 2025, the Fund engaged in purchase and sale transactions where an affiliate was underwriter. In such cases, the affiliate underwriter was not compensated and each trade was approved by the Board.

Service and distribution plans

UBS AM (US) is the principal underwriter of the Fund's shares. The Fund has adopted service and/or distribution plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plans govern payments made for the expenses incurred in the service and/or distribution of Class A shares. The Fund pays UBS AM (US) monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A shares. At February 28, 2025, the Fund owed UBS AM (US) $77,404 for service and distribution fees.

UBS AM (US) also receives the proceeds of the initial sales charges paid upon the purchase of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A shares. UBS AM (US) has informed the Fund that for the period ended February 28, 2025, it earned $3,052 in initial sales charges on Class A shares.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), the Fund's transfer agent, and is compensated for these services by BNY Mellon, not the Fund. For the period ended February 28, 2025, UBS Financial Services Inc. received from BNY Mellon, not the Fund, $16,490 of the total transfer agency and related service fees paid by the Fund to BNY Mellon.

Securities lending

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured at all times by cash, US government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the market value of the cash, US government securities, and irrevocable letters of credit securing the loan falls below 100% for domestic securities, and 103% for foreign securities, the borrower must provide additional cash, US government securities, and irrevocable letters of credit so that the total securing the loan is at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which is included in the Fund's Portfolio of investments. State Street Bank and Trust Company serves as the Fund's lending agent.

At February 28, 2025, the Fund had securities on loan at value, cash collateral and non-cash collateral as follows:

Value of securities on loan	Cash collateral	Non-cash collateral*	Total collateral	Security types held as non-cash collateral
$6,517,569	$2,268	$6,646,635	$6,648,903	U.S. Treasury Notes and U.S. Treasury Bills

*  These securities are held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. As such, collateral is excluded from the Statement of assets and liabilities.

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

The table below represents the disaggregation at February 28, 2025 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Fund or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

	Type of securities loaned		Total gross amount of recognized liabilities for
Fund	Equity securities	Corporate bonds	securities lending transactions
UBS U.S. Allocation Fund	$2,268	$—	$2,268

Bank line of credit

The Fund participates with other funds managed by UBS AM in a $185 million committed credit facility (the "Committed Credit Facility") with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund at the request of shareholders and other temporary or emergency purposes. The expiration date of the line of credit agreement was March 31, 2025 and was renewed on April 1, 2025 with the same fees and terms expiring March 30, 2026.

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. The funds covered by the Committed Credit Facility have agreed to pay an annual 25 basis point commitment fee on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the funds in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds and the other 50% of the allocation is based on utilization.

For the period ended February 28, 2025, the Fund did not borrow under the Committed Credit Facility.

Purchases and sales of securities

For the period ended February 28, 2025, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $204,716,172 and $210,248,700, respectively.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

For the six months ended February 28, 2025:

	Class A		Class P
	Shares	Amount	Shares	Amount
Shares sold	4,727	$251,730	7,715	$402,460
Shares repurchased	(199,103)	(10,191,635)	(115,995)	(6,325,090)
Dividends reinvested	262,625	13,194,262	44,462	2,303,153
Net increase (decrease)	68,249	$3,254,357	(63,818)	$(3,619,477)

UBS U.S. Allocation Fund

Notes to financial statements (unaudited)

For the year ended August 31, 2024:

	Class A		Class P
	Shares	Amount	Shares	Amount
Shares sold	5,675	$265,937	31,081	$1,517,517
Shares repurchased	(470,329)	(22,025,208)	(80,681)	(3,903,552)
Dividends reinvested	49,754	2,298,620	10,592	503,349
Net increase (decrease)	(414,900)	$(19,460,651)	(39,008)	$(1,882,686)

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended August 31, 2024 was as follows:

Distributions paid from:	2024
Ordinary Income	$3,136,119
Long term realized capital gains	—

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund's fiscal year ending August 31, 2025.

Aggregate cost for federal income tax purposes, including derivatives, was $246,298,946; and net unrealized appreciation (depreciation), including derivatives consisted of:

Gross unrealized appreciation	$33,418,743
Gross unrealized depreciation	(6,835,079)
Net unrealized appreciation (depreciation)	$26,583,664

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses.

At August 31, 2024, the Fund had no net capital loss carryforward.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has analyzed as of August 31, 2024 that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended February 28, 2025, the Fund did not incur any interest or penalties.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes that will be paid by the Fund.

Each of the tax years in the four year period ended August 31, 2024, remains subject to examination by the Internal Revenue Service and state taxing authorities.

UBS U.S. Allocation Fund

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund's Form N-PORT reports are available on the SEC's Web site at http://www.sec.gov. Additionally, you may obtain copies of Form N-PORT for the first and third quarters of each fiscal year from the Fund upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record

You may obtain a description of the Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1-800-647 1568, online on the Fund's website: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC's website (http://www.sec.gov).

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins
Chair

David R. Malpass

Investment Manager and
Administrator

UBS Asset Management (Americas) LLC
787 Seventh Avenue
New York, New York 10019

Principal Underwriter

UBS Asset Management (US) Inc.
787 Seventh Avenue
New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

©UBS 2025. All rights reserved.
UBS Asset Management (Americas) LLC

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, NY 10019

S104

(b) Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) All board members and all members of any advisory board for regular compensation: $11,872

(2) Each board member and each member of an advisory board for special compensation: Not applicable.

(3) All officers: Not applicable.

(4) Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

Not applicable to this filing of a semi-annual report

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.

(a)	(3) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(4) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.

(b)	(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(c)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(d)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended is attached hereto as Exhibit EX-99. IRANNOTICE. Not applicable to this filing of a semi-annual report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 9, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

UBS Investment Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 9, 2025

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	May 9, 2025